--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................      1
    Statement of Operations.................................      2
    Statements of Changes in Net Assets.....................      3
    Financial Highlights....................................      4
    Notes to Financial Statements...........................    5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE
 SERIES
    Schedule of Investments.................................   7-23
    Statement of Assets and Liabilities.....................     24
    Statement of Operations.................................     25
    Statements of Changes in Net Assets.....................     26
    Financial Highlights....................................     27
    Notes to Financial Statements...........................  28-29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company (6,194,423 Shares, Cost
  $91,098)++ at Value+......................................  $  106,916
Receivable for Investment Securities Sold...................          24
Prepaid Expenses and Other Assets...........................           9
                                                              ----------
    Total Assets............................................     106,949
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          24
Accrued Expenses and Other Liabilities......................          20
                                                              ----------
    Total Liabilities.......................................          44
                                                              ----------

NET ASSETS..................................................  $  106,905
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   5,884,696
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    18.17
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   83,559
Accumulated Net Investment Income (Loss)....................         (61)
Accumulated Net Realized Gain (Loss)........................       7,589
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      15,818
                                                              ----------
    Total Net Assets........................................  $  106,905
                                                              ==========

--------------

+  See Note B to Financial Statements.

++ The cost for federal income tax purposes is $96,200.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   118
                                                                     -------

EXPENSES
    Administrative Services.................................               5
    Accounting & Transfer Agent Fees........................               4
    Shareholder Services....................................              45
    Legal Fees..............................................               2
    Audit Fees..............................................               1
    Filing Fees.............................................               8
    Shareholders' Reports...................................              10
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              76
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................              42
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          14,543
Net Realized Gain (Loss) on Investment Securities Sold......          (1,047)
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           8,616
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          22,112
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $22,154
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $     42         $    596
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            14,543            6,713
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,047)             395
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................             8,616           (2,621)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            22,154            5,083
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................              (628)            (451)
    Net Realized Gains......................................            (6,942)          (6,552)
                                                                      --------         --------
        Total Distributions.................................            (7,570)          (7,003)
                                                                      --------         --------

Capital Share Transactions (1):
    Shares Issued...........................................            16,552           26,581
    Shares Issued in Lieu of Cash Distributions.............             7,570            7,003
    Shares Redeemed.........................................            (8,794)         (24,821)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            15,328            8,763
                                                                      --------         --------
        Total Increase (Decrease)...........................            29,912            6,843
NET ASSETS
    Beginning of Period.....................................            76,993           70,150
                                                                      --------         --------
    End of Period...........................................          $106,905         $ 76,993
                                                                      --------         --------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................               991            1,649
    Shares Issued in Lieu of Cash Distributions.............               519              480
    Shares Redeemed.........................................              (545)          (1,524)
                                                                      --------         --------
                                                                           965              605
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  15.65      $  16.26     $  16.73     $  19.20     $  14.67     $  12.13
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.01          0.13         0.10         0.12         0.08         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       4.04          0.91         1.29        (1.84)        4.77         2.51
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................       4.05          1.04         1.39        (1.72)        4.85         2.59
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.13)        (0.11)       (0.09)       (0.11)       (0.07)       (0.01)
  Net Realized Gains...............      (1.40)        (1.54)       (1.77)       (0.64)       (0.25)       (0.04)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (1.53)        (1.65)       (1.86)       (0.75)       (0.32)       (0.05)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  18.17      $  15.65     $  16.26     $  16.73     $  19.20     $  14.67
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      28.24%#        7.07%        9.60%       (9.19)%      33.75%       21.39%
Net Assets, End of Period
  (thousands)......................   $106,905      $ 76,993     $ 70,150     $ 85,074     $125,061     $ 40,637
Ratio of Expenses to Average Net
  Assets (1) ......................       0.42%*        0.42%        0.44%        0.45%        0.48%        0.85%
Ratio of Expenses to Average Net
  Assets
  (excluding waivers and assumption
  of expenses) (1) ................       0.42%*        0.42%        0.44%        0.45%        0.47%        0.88%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       0.09%*        0.76%        0.59%        0.59%        0.62%        0.77%
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       0.09%*        0.76%        0.59%        0.59%        0.63%        0.74%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         15%*          32%          29%          23%          25%          15%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    Effective April 1, 2001, U.S. 6-10 Value Portfolio II changed its name to U.S. Small Cap Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. Small Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's Administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and the Series to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2001, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $10,716
Gross Unrealized Depreciation...............................           --
                                                                  -------
    Net.....................................................      $10,716
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.9%)
 *24/7 Media, Inc......................................      334,400   $      165,528
 *3-D Systems Corp.....................................      104,100        1,750,441
 *3Dfx Interactive, Inc................................      560,800          187,868
 *A Consulting Team, Inc...............................        4,400            1,914
 *A.C. Moore Arts & Crafts, Inc........................       80,100          905,931
 AAR Corp..............................................      549,550        7,693,700
 ABC Bancorp...........................................       20,280          230,584
 *ABC Rail Products Corp...............................       81,900           73,710
 Abington Bancorp, Inc.................................       43,000          597,700
 *Ablest, Inc..........................................       16,800           75,180
 Abrams Industries, Inc................................       10,000           38,750
 *Abraxas Petroleum Corp...............................       88,200          385,434
 *Acceptance Insurance Companies, Inc..................      278,100        1,390,500
 *Access Worldwide Communications, Inc.................       13,200            6,666
 *Accrue Software, Inc.................................      155,000          137,175
 Aceto Corp............................................       91,826          881,070
 *Acme Communications, Inc.............................      206,000        1,361,660
 *Acme United Corp.....................................        8,700           30,450
 *Acorn Products, Inc..................................       16,000           18,640
 *Action Performance Companies, Inc....................      232,000        4,177,160
 *Actionpoint, Inc.....................................       86,400          242,784
 Adams Resources & Energy, Inc.........................        6,600           94,710
 *Adaptive Broadband Corp..............................       38,300           27,672
 *ADE Corp.............................................      130,500        2,517,997
 *Adept Technology, Inc................................       65,500          619,302
 *Advance Lighting Technologies, Inc...................       76,900          394,881
 *Advanced Magnetics, Inc..............................       90,400          339,000
 Advanced Marketing Services, Inc......................      125,325        2,067,862
 *Advanced Neuromodulation Systems, Inc................       12,260          277,260
 Advanta Corp. Class A.................................      198,879        2,622,220
 Advanta Corp. Class B Non-Voting......................      333,097        4,038,801
 *Aehr Test Systems....................................       81,400          333,740
 *AEP Industries, Inc..................................       50,150        2,943,303
 *Aerovox, Inc.........................................       80,600           43,524
 *Aetrium, Inc.........................................      144,700          261,183
 *Aftermarket Technology Corp..........................      190,300        1,193,181
 *AG Services America, Inc.............................        2,900           45,530
 Agco Corp.............................................    1,049,900        9,081,635
 *AHL Services, Inc....................................      276,900        2,276,118
 *AHT Corp.............................................      164,200              944
 *Air Methods Corp.....................................       99,900          382,617
 Airborne, Inc.........................................      658,200        7,167,798
 *Airgas, Inc..........................................    1,219,800       12,563,940
 *Airnet Communications Corp...........................       23,000           55,200
 *Airnet Systems, Inc..................................      200,900        1,028,608
 AK Steel Holding Corp.................................      122,941        1,646,180
 *Akamai Technologies, Inc.............................      823,500        8,494,402
 Alamo Group, Inc......................................      104,300        1,486,275
 *Alaska Air Group, Inc................................      397,900       11,431,667
 *Alaska Communications Systems Group, Inc.............      259,300        1,611,549
 *Albany International Corp. Class A...................       49,920        1,104,230
 *Aldila, Inc..........................................      236,900          351,796
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................      178,100   $    4,154,182
 Alfa Corp.............................................       72,600        1,422,960
 Alico, Inc............................................       81,000        2,246,535
 *All American Semiconductor, Inc......................       10,760           75,105
 Allen Organ Co. Class B...............................        5,000          183,125
 *Allen Telecom, Inc...................................      289,700        3,476,400
 Alliance Bancorp......................................      147,320        3,968,801
 *Alliance Semiconductor Corp..........................      496,000        6,274,400
 *Allied Healthcare Products, Inc......................      130,000          427,050
 *Allied Holdings, Inc.................................      111,535          313,413
 *Allied Research Corp.................................       64,400          560,280
 *#Allied Riser Communications.........................      434,100          399,372
 *Allin Communications Corp............................       90,000           35,550
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          391,790
 *Allsctipts Healthcare Solutions, Inc.................       46,800          219,726
 *Alltrista Corp.......................................       11,300          173,342
 *Almost Family, Inc...................................       13,700           98,640
 *Alpha Technologies Group, Inc........................       73,112          556,748
 *Alphanet Solutions, Inc..............................       92,400          194,040
 *#Alterra Healthcare Corp.............................      489,200          171,220
 Ambanc Holding Co., Inc...............................       69,300        1,360,012
 Ambassadors, Inc......................................      149,900        3,736,257
 *AMC Entertainment, Inc...............................       91,700          972,020
 Amcast Industrial Corp................................      156,200        1,374,560
 Amcol International Corp..............................       19,200          107,520
 *Amerco, Inc..........................................      211,000        3,880,290
 *America West Holdings Corp. Class B..................      760,300        7,793,075
 *American Aircarriers Support, Inc....................       83,100               83
 American Bank of Connecticut..........................       46,600        1,048,500
 American Biltrite, Inc................................       44,400          617,160
 *#American Business Financial Services, Inc...........        3,000           41,850
 *#American Classic Voyages Co.........................      240,300          962,401
 *American Coin Merchandising, Inc.....................       64,200          264,825
 *American Ecology Corp................................       48,100          118,566
 American Greetings Corp. Class A......................      497,400        6,237,396
 *American Healthcorp, Inc.............................       28,300          735,234
 *American Homestar Corp...............................      100,600            4,778
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        1,644,312
 *American Pacific Corp................................      112,000          711,200
 *American Physicians Services Group, Inc..............       39,500           85,715
 *American Retirement Corp.............................      152,500          542,900
 American Shared Hospital Services.....................        2,100            6,195
 *American Skiing Co...................................      119,200          125,160
 *American Software, Inc. Class A......................      203,900          370,078
 *American Technical Ceramics Corp.....................       73,400          734,000
 American Vanguard Corp................................        8,518          107,156
 American Woodmark Corp................................       35,010        1,219,398

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Americana Bancorp, Inc................................       28,430   $      380,109
 *Ameripath, Inc.......................................      370,700        9,458,410
 AmeriServe Financial, Inc.............................      255,000        1,300,500
 *Ameristar Casinos, Inc...............................      184,600        2,308,423
 Ameron, Inc...........................................       58,700        4,123,675
 AmerUs Group Co.......................................      169,585        6,088,101
 *#Ames Department Stores, Inc.........................      590,800        1,541,988
 *Amistar Corp.........................................       42,300           72,544
 Ampco-Pittsburgh Corp.................................      207,200        2,175,600
 *Amrep Corp...........................................      104,992          485,588
 *Amresco, Inc.........................................      136,700          178,393
 *Amtran, Inc..........................................      200,200        3,912,909
 *Amwest Insurance Group, Inc..........................       67,290           61,234
 Analogic Corp.........................................       69,800        3,227,901
 *Analytical Surveys, Inc..............................        9,100            7,962
 *ANC Rental Corp......................................      374,375        1,855,028
 Anchor Bancorp Wisconsin, Inc.........................       57,312          834,176
 Andersons, Inc........................................       88,300          736,422
 Andover Bancorp, Inc..................................       71,825        2,500,228
 *#Angeion Corp........................................        6,300           10,741
 Angelica Corp.........................................      179,600        1,946,864
 *Anicom, Inc..........................................      353,100              353
 *Ann Taylor Stores Corp...............................      150,900        5,148,708
 *AnswerThink Consulting Group, Inc....................       52,700          360,468
 *Antec Corp...........................................       53,000          619,305
 *Antigenics, Inc......................................        8,953          178,075
 Apogee Enterprises, Inc...............................      631,500        6,627,592
 *Applica, Inc.........................................      351,700        2,985,933
 *Applied Extrusion Technologies, Inc..................      230,800        1,355,950
 *Applied Graphics Technologies, Inc...................      138,800          235,960
 Applied Industrial Technologies, Inc..................      470,000        8,507,000
 *Applied Microsystems Corp............................      104,000          447,720
 Applied Signal Technologies, Inc......................      128,800          537,740
 *Arch Capital Group Ltd...............................       74,600        1,246,193
 Arch Chemicals, Inc...................................      292,800        6,353,760
 Arch Coal, Inc........................................      452,257       13,952,128
 *Arch Wireless, Inc...................................       83,800           22,249
 Arctic Cat, Inc.......................................      232,000        3,309,480
 Argonaut Group, Inc...................................      260,500        4,708,537
 *Arguss Holdings, Inc.................................       13,900           66,720
 *Ark Restaurants Corp.................................       14,900          121,062
 *Arkansas Best Corp...................................      220,900        4,750,454
 *Arlington Hospitality, Inc...........................       70,000          264,250
 *#Armstrong Holdings, Inc.............................      567,500        2,099,750
 Arnold Industries, Inc................................      252,800        4,690,704
 *Arqule, Inc..........................................       50,500          851,177
 Arrow Financial Corp..................................        7,555          187,175
 Arvinmeritor, Inc.....................................       43,200          669,600
 *Asante Technologies, Inc.............................       94,200           57,933
 ASB Financial Corp....................................       14,700          135,534
 *Ascent Assurance, Inc................................          222              272
 *Ashworth, Inc........................................      232,000        1,771,320
 *ASM Lithography Holding N.V..........................      423,823        9,860,242
 *Aspect Communications Corp...........................      335,900        2,003,643
 Astea International, Inc..............................       66,100           77,337
 Astro-Med, Inc........................................       56,475          266,844
 *Astronics Corp.......................................       19,687          317,453
 *Astronics Corp.......................................        2,268           36,571
 *Asyst Technologies, Inc..............................       73,800        1,343,529
 *Atchison Casting Corp................................      159,700          464,727
 *Athey Products Corp..................................       17,140            2,485
 Atlanta Sosnoff Capital Corp..........................       66,100          717,515
                                                            SHARES             VALUE+
                                                            ------             ------

 *Atlantic American Corp...............................       42,900   $       78,292
 *Atlantis Plastics, Inc...............................       60,000          189,000
 *Atrion Corp..........................................       37,750          792,561
 *#Audio Visual Services Corp..........................      430,200          180,684
 *Audiovox Corp. Class A...............................      333,600        3,197,556
 *Ault, Inc............................................       96,700          540,069
 *Aurora Foods, Inc....................................      787,600        4,174,280
 *Auspex Systems, Inc..................................      264,500        1,711,315
 *Autologic Information International, Inc.............        7,100           27,619
 *Avalon Holding Corp. Class A.........................       25,112           77,973
 *Avatar Holdings, Inc.................................       53,300        1,528,377
 *Aviall, Inc..........................................      291,200        3,197,376
 *#Aviation Sales Co...................................      219,900          417,810
 *Avid Technology, Inc.................................      516,400        7,332,880
 *Avteam, Inc. Class A.................................      175,500            1,974
 *Axsys Technologies, Inc..............................       57,000          835,050
 *Aztar Corp...........................................      337,500        4,758,750
 AZZ, Inc..............................................        2,200           47,740
 Badger Meter, Inc.....................................       21,200          634,940
 *Badger Paper Mills, Inc..............................       10,400           31,460
 Bairnco Corp..........................................      116,700          758,550
 *Baker (Michael) Corp.................................       80,800          933,240
 Baldwin & Lyons, Inc. Class B.........................       49,500        1,076,130
 *Baldwin Piano & Organ Co.............................       73,600          167,440
 *Baldwin Technology, Inc. Class A.....................      219,700          272,428
 *Ballantyne Omaha, Inc................................       34,600           26,123
 *Baltek Corp..........................................        5,100           42,916
 *Bancinsurance Corp...................................       60,270          286,885
 Bancorp Connecticut, Inc..............................       47,400          890,409
 Bandag, Inc...........................................      150,700        3,963,410
 Bandag, Inc. Class A..................................      185,800        4,106,180
 *Bank Plus Corp.......................................      283,400        1,480,765
 *Bank United Financial Corp. Class A..................      297,400        4,016,387
 Bank West Financial Corp..............................        2,100           23,394
 BankAtlantic Bancorp, Inc. Class A....................      168,883        1,215,958
 Banner Corp...........................................      269,401        5,440,553
 Banta Corp............................................        4,000          112,000
 Barnes Group, Inc.....................................       20,000          425,000
 *Barrett Business Services, Inc.......................       84,800          312,064
 *Barry (R.G.) Corp....................................      150,764          575,918
 Bassett Furniture Industries, Inc.....................      191,550        2,648,179
 Bay View Capital Corp.................................      498,042        3,411,588
 *Baycorp Holdings, Ltd................................       44,000          444,400
 *Bayou Steel Corp. Class A............................      169,900          186,890
 *BCT International, Inc...............................       11,100           13,431
 *Beazer Homes USA, Inc................................      129,300        7,758,000
 *BEI Electronics, Inc.................................       81,000          263,250
 BEI Technologies, Inc.................................       84,100        2,335,457
 *Bel Fuse, Inc. Class A...............................       21,100          606,625
 Bel Fuse, Inc. Class B................................       74,500        2,144,110
 *Belco Oil & Gas Corp.................................      172,500        1,656,000
 *Bell Industries, Inc.................................      161,863          419,225
 *Bell Microproducts, Inc..............................      172,200        1,839,096
 *Benchmark Electronics, Inc...........................      154,600        3,557,346
 *Benton Oil & Gas Co..................................      328,500          673,425
 Berkley (W.R.) Corp...................................      306,500       13,332,750
 *Berlitz International, Inc...........................       56,700          941,220
 *Bethlehem Steel Corp.................................    2,572,100        7,098,996
 *Beverly Enterprises..................................    1,973,900       17,765,100
 *BF Enterprises, Inc..................................        2,300           19,262
 BHA Group Holdings, Inc. Class A......................       19,200          281,664

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Big 4 Ranch, Inc.....................................       73,300   $            0
 *Bio Vascular, Inc....................................       90,900          618,120
 *Bioanalytical Systems, Inc...........................       11,400           59,451
 *Bionx Implants, Inc..................................      175,000          415,625
 *Bio-Rad Laboratories, Inc. Class A...................      177,625        7,655,637
 *BioReliance Corp.....................................       54,200          705,955
 *Biosource International, Inc.........................      117,200          788,170
 *Birmingham Steel Corp................................      615,700          738,840
 *Black Hawk Gaming & Development, Inc.................       47,000          507,130
 Blair Corp............................................      138,900        2,354,355
 Blanch (E.W.) Holdings, Inc...........................       18,800          253,800
 Blimpie International.................................       28,000           46,200
 *Blonder Tongue Laboratories, Inc.....................        9,300           27,435
 *Bluegreen Corp.......................................      359,098          772,061
 BMC Industries, Inc...................................      463,500        2,910,780
 *BNS Co. Class A......................................       46,855          349,070
 Bob Evans Farms, Inc..................................      226,600        3,886,190
 *Boca Resorts, Inc....................................      617,900        7,692,855
 *Bogen Communications International, Inc..............       17,200           58,480
 *Bolt Technology Corp.................................        4,400           24,420
 *Bombay Co., Inc......................................      742,540        2,316,725
 *Bon-Ton Stores, Inc..................................      220,300          665,306
 *Books-a-Million, Inc.................................      313,700          792,092
 Borg Warner Automotive, Inc...........................       31,500        1,425,375
 *Borland Software Corp................................      147,900        1,422,058
 *Boron, Lepore and Associates, Inc....................      220,600        2,969,276
 *Boston Biomedical, Inc...............................       56,300          130,334
 *Boston Communications Group, Inc.....................      307,300        3,676,844
 Bostonfed Bancorp, Inc................................       55,460        1,184,071
 *Bottomline Technologies, Inc.........................       18,600          128,805
 Bowl America, Inc. Class A............................       51,450          522,217
 Bowne & Co., Inc......................................      648,732        7,525,291
 *Boyd Gaming Corp.....................................      602,700        3,158,148
 *Brass Eagle, Inc.....................................      136,700        1,142,812
 *Braun Consulting, Inc................................       51,500          416,120
 *Brigham Exploration Co...............................       45,700          190,797
 *Brightpoint, Inc.....................................      444,200        1,579,131
 *#BrightStar Information Technology Group, Inc........      183,900           42,297
 *Broadbase Software, Inc..............................       19,300           38,889
 Brookline Bancorp, Inc................................       47,800          662,508
 *Brooks Automation, Inc...............................       36,200        1,781,221
 *Brookstone, Inc......................................      122,800        1,985,062
 *Brown (Tom), Inc.....................................      231,600        6,532,278
 Brown Shoe Company, Inc...............................      344,000        6,862,800
 Brush Wellman, Inc....................................      225,209        4,864,514
 BSB Bancorp, Inc......................................      157,631        2,984,743
 *BTG, Inc.............................................       33,000          265,650
 *BTU International, Inc...............................       85,300          513,079
 *Buckhead America Corp................................       15,700           33,048
 *#Budget Group, Inc...................................      736,800        2,401,968
 *Building Materials Holding Corp......................      252,300        3,380,820
 *Bull Run Corp........................................       89,000          116,590
 Burlington Coat Factory Warehouse Corp................      645,040       12,616,982
 *Burlington Industries, Inc...........................    1,155,800        2,762,362
 Bush Industries, Inc. Class A.........................       43,900          660,695
 *Butler International, Inc............................      121,800          267,351
 Butler Manufacturing Co...............................      105,000        2,829,750
 *BWAY Corp............................................      169,500          644,100
                                                            SHARES             VALUE+
                                                            ------             ------

 *CacheFlow, Inc.......................................      238,600   $    1,525,847
 Cadmus Communications Corp............................      133,700        1,502,119
 Calgon Carbon Corp....................................      660,000        5,412,000
 *Caliber Learning Network, Inc........................      267,100           82,801
 *#Calico Commerce, Inc................................       30,000            9,450
 *California Coastal Communities, Inc..................       57,300          244,957
 California First National Bancorp.....................       62,000          750,200
 *Callon Petroleum Co..................................       29,100          355,020
 Cal-Maine Foods, Inc..................................      110,800          555,108
 *Cambridge Technology Partners, Inc...................       40,800          121,176
 Camco Financial Corp..................................        8,183          100,364
 *Cannon Express, Inc. Class A.........................        6,900           12,765
 *Cannondale Corp......................................      142,600          572,539
 *Canterbury Information Technology, Inc...............        7,700           11,896
 *Capital Corp. of the West............................        2,940           44,747
 *Capital Crossing Bank................................       79,900        1,305,965
 *Capital Pacific Holdings, Inc........................      190,900          786,508
 *Capital Senior Living Corp...........................      357,200          675,108
 *Capital Trust, Inc...................................      105,400          584,970
 Capitol Bancorp, Ltd..................................       41,672          572,990
 Capitol Transamerica Corp.............................      121,800        1,791,678
 *#Caprius, Inc........................................        1,439              130
 Caraustar Industries, Inc.............................      199,000        2,041,740
 *Carbide/Graphite Group, Inc..........................      159,700          194,834
 *Cardiac Pathways Corp................................        3,000            9,855
 *Carecentric, Inc.....................................       29,400           65,753
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *#CareMatrix Corp.....................................        9,322            1,864
 *Carlyle Industries, Inc..............................       29,312           10,113
 Carpenter Technology Corp.............................      482,800       14,242,600
 *Carriage Services, Inc. Class A......................      226,000        1,240,740
 *Carrington Laboratories, Inc.........................      121,900          170,050
 Carter-Wallace, Inc...................................      267,900        5,130,285
 Cascade Corp..........................................      138,150        1,478,205
 *Casella Waste Systems, Inc. Class A..................      225,700        2,128,351
 Casey's General Stores, Inc...........................       42,700          459,238
 Cash America International, Inc.......................      386,000        2,779,200
 *Casino Data Systems..................................      231,800        2,115,175
 Castle (A.M.) & Co....................................      161,130        2,070,520
 *Castle Dental Centers, Inc...........................       58,600            9,376
 Castle Energy Corp....................................      147,700          926,817
 Casual Male Corp......................................      311,918           15,596
 *Catalina Lighting, Inc...............................      110,200          146,566
 Cato Corp. Class A....................................      371,700        7,181,244
 Cavalier Homes, Inc...................................      352,281        1,074,457
 *CB Richard Ellis Services, Inc.......................      294,600        4,551,570
 *C-bridge Internet Solutions, Inc.....................       77,300          141,845
 CBRL Group, Inc.......................................      565,700        9,597,100
 *CCA Industries, Inc..................................       40,800           35,496
 CCBT Financial Companies, Inc.........................       22,400          649,600
 *CDI Corp.............................................       82,900        1,384,430
 *Celadon Group, Inc...................................      127,900          635,023
 *Celebrity, Inc.......................................       26,325           10,003
 *Celeris Corporation..................................       56,333           31,265
 *Cell Genesys, Inc....................................       62,900        1,069,614
 Cenit Bancorp, Inc....................................       54,900        1,523,475
 Central Bancorp, Inc..................................       24,900          476,586
 *Central Garden & Pet Co..............................      381,700        2,658,540
 Central Parking Corp..................................      218,000        3,956,700
 Century Aluminum Co...................................      336,300        6,641,925
 *Century Business Services, Inc.......................      436,400        1,527,400

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Ceradyne, Inc........................................       95,000   $      862,125
 *Ceres Group, Inc.....................................        6,600           33,726
 *Champion Enterprises, Inc............................      940,800        9,991,296
 Champion Industries, Inc..............................       72,100          240,814
 *Champps Entertainment, Inc...........................      130,000        1,092,650
 *Charming Shoppes, Inc................................    1,809,000       10,881,135
 *Chart House Enterprises, Inc.........................      170,400          443,040
 *Chase Industries, Inc................................      123,150        1,132,980
 *Check Technology Corp................................       70,700          217,402
 *Checkers Drive-In Restaurant, Inc....................      138,621          779,743
 *Checkpoint System, Inc...............................      537,300        7,339,518
 Chemed Corp...........................................      109,500        3,843,450
 Chemfirst, Inc........................................       76,600        1,983,940
 Chesapeake Corp.......................................      217,400        4,848,020
 *Chesapeake Energy Corp...............................    1,023,000        8,439,750
 Chester Valley Bancorp................................        1,376           20,468
 Chicago Rivet & Machine Co............................       11,800          224,200
 *Children's Comprehensive Services, Inc...............      163,200          697,680
 *Childtime Learning Centers, Inc......................       43,500          298,845
 *#Chiquita Brands International, Inc..................    1,343,131        2,283,323
 *Cholestech Corp......................................        8,900           61,276
 *Chromcraft Revington, Inc............................       17,700          172,398
 *Chronimed, Inc.......................................       45,100          348,623
 *Chyron Corp..........................................      105,500           55,915
 CICOR International, Inc..............................      157,800        3,705,144
 *CIDCO, Inc...........................................      267,100          102,833
 *Ciprico, Inc.........................................       74,600          525,557
 *Circuit City Stores, Inc. (Carmax Group).............      549,800        8,170,028
 *Circuit Systems, Inc.................................       53,000              927
 *Citadel Holding Corp. Class A........................       58,640           87,960
 *Citation Holding Corp. Class B.......................       14,660           25,655
 Citizens Banking Corp.................................       29,750          737,949
 *Citizens, Inc. Class A...............................       82,089          623,876
 City Holding Co.......................................       99,600          969,606
 *Civic Bancorp........................................       43,634          646,438
 *CKE Restaurants, Inc.................................    1,006,900        2,668,285
 *Clare, Inc...........................................      197,000          547,660
 *Clarent Corp.........................................      127,678        1,218,048
 *Clarus Corporation...................................       28,100          144,012
 *Classic Communications, Inc. Class A.................      159,600           76,608
 *Classic Vacation Group, Inc..........................      169,000          354,900
 *Clean Harbors, Inc...................................      166,100          441,826
 Cleveland Cliffs, Inc.................................      191,300        3,883,390
 CNA Surety Corp.......................................       64,500          910,095
 *CNET Networks, Inc...................................       46,300          509,531
 *CNS, Inc.............................................      235,700        1,243,317
 Coachmen Industries, Inc..............................      272,600        2,720,548
 *Coast Dental Services, Inc...........................      145,600          108,472
 *Coast Distribution System............................       90,200           58,630
 Coastal Bancorp, Inc..................................      116,900        3,722,680
 Coastcast Corp........................................      107,600          826,368
 Cobalt Corp...........................................      244,300        1,429,155
 *Cobra Electronic Corp................................       85,500          666,472
 *Coeur d'Alene Mines Corp.............................      417,500          505,175
 *Cohesion Technologies, Inc...........................      117,300          545,445
 Cold Metal Products, Inc..............................       70,400           91,520
 *Cole National Corp. Class A..........................      206,900        2,948,325
 Collins Industries, Inc...............................       28,200          103,635
 *Columbia Banking System, Inc.........................       66,061          916,935
 Columbus McKinnon Corp................................      163,900        1,303,824
                                                            SHARES             VALUE+
                                                            ------             ------

 *Com21, Inc...........................................       76,200   $      198,501
 *Comdial Corp.........................................      209,400          266,985
 Comdicso, Inc.........................................      150,000          324,000
 *Comforce Corp........................................       64,700          105,137
 *Comfort Systems USA, Inc.............................      540,100        1,955,162
 Commercial Bancshares, Inc............................       27,834          576,860
 Commercial Bank of New York...........................       26,400          844,536
 Commercial Metals Co..................................      233,633        5,945,960
 Commercial National Financial Corp....................       12,500          229,062
 Commonwealth Bancorp, Inc.............................      169,300        3,378,381
 Commonwealth Industries, Inc..........................      378,000        1,925,910
 Communications Systems, Inc...........................        7,100           56,267
 Community Bank System, Inc............................       58,000        1,651,260
 *Community Financial Corp.............................       14,300          207,278
 Community Financial Group, Inc........................       12,800          177,728
 Community First Brokerage Co..........................       12,400          316,200
 Community Savings Bankshares, Inc.....................       37,200          528,054
 Community Trust Bancorp, Inc..........................       82,407        1,908,134
 *Compucom Systems, Inc................................      746,700        2,161,696
 *#CompuCredit Corp....................................       38,300          463,238
 *Computer Horizons Corp...............................      410,000        1,109,050
 *#Computer Learning Centers, Inc......................       43,300              325
 *Computer Motion, Inc.................................       35,100          150,930
 *Computer Network Technology Corp.....................       22,550          200,582
 *Comshare, Inc........................................      114,150          397,242
 *Comstock Resources, Inc..............................      406,700        4,742,122
 *Comtech Telecommunications Corp......................        4,900           66,909
 *Concord Camera Corp..................................      208,000        1,696,240
 *Cone Mills Corp......................................      555,000          771,450
 *Congoleum Corp. Class A..............................       97,400          262,980
 *Conmed Corp..........................................      207,161        4,446,711
 *Consolidated Freightways Corp........................      411,500        3,487,462
 *Consolidated Graphics, Inc...........................      196,300        3,205,579
 *Continental Materials Corp...........................        4,600           89,700
 *#Cooker Restaurant Corp..............................      135,000           62,100
 Cooper Tire & Rubber Co...............................      559,800        7,361,370
 Cooperative Bankshares, Inc...........................       20,800          244,400
 *CoorsTek, Inc........................................       36,900        1,321,758
 *Copart, Inc..........................................      132,700        3,185,463
 *Copper Mountain Networks, Inc........................       32,400          121,338
 *Core Materials Corp..................................          500              575
 *Core, Inc............................................        7,400           35,557
 Corn Products International, Inc......................      165,000        4,727,250
 *Cornell Corrections, Inc.............................      160,700        1,941,256
 *Correctional Services Corp...........................      135,800          337,463
 *Corrpro Companies, Inc...............................      123,575          376,904
 Corus Bankshares, Inc.................................       25,100        1,225,507
 *Cost-U-Less, Inc.....................................       35,000           63,875
 *Cotelligent Group, Inc...............................      186,400          147,256
 Cotton States Life Insurance Co.......................        8,300           96,446
 Courier Corp..........................................       23,400          921,375
 *Covanta Energy Corp..................................      634,996       13,823,863
 *Covenant Transport, Inc. Class A.....................      246,800        4,270,874
 *Coventry Health Care, Inc............................      210,400        3,555,760
 *Cover-All Technologies, Inc..........................       31,901           10,049
 Covest Bancshares, Inc................................       48,825          719,925
 CPAC, Inc.............................................       85,400          529,480
 CPB, Inc..............................................      107,000        2,912,540
 CPI Corp..............................................       85,200        1,678,440
 *Craig (Jenny), Inc...................................      247,800          416,304
 *Craig Corp...........................................       51,700          105,985
 *Credit Acceptance Corp...............................      743,700        5,272,833

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Crestline Capital Corp...............................       24,400   $      710,040
 *Criticare Systems, Inc...............................       91,000          393,575
 *Cross (A.T.) Co. Class A.............................      234,300        1,675,245
 *Crossman Communities, Inc............................       40,800        1,282,956
 Crown Cork & Seal Co., Inc............................    1,142,800        5,851,136
 *Crown Crafts, Inc....................................      170,700           50,356
 *Crown Group, Inc.....................................       70,800          263,730
 *Crown-Andersen, Inc..................................       22,900          162,361
 *CSK Auto Corp........................................      523,000        4,110,780
 *CSP, Inc.............................................       40,800          156,876
 *CSS Industries, Inc..................................      186,500        4,233,550
 *CTB International Corp...............................       74,000          653,050
 Cubic Corp............................................      131,350        3,841,987
 Culp, Inc.............................................      201,218          692,190
 *Cumulus Media, Inc. Class A..........................      501,900        6,010,252
 *Curative Health Services, Inc........................      158,800        1,105,248
 Curtiss-Wright Corp...................................       94,900        4,545,710
 *Cutter & Buck, Inc...................................       18,200          120,211
 *Cyberoptics Corp.....................................       37,200          442,866
 *Cybersource Corp.....................................      124,500          212,272
 *Cybex International, Inc.............................      114,200          194,711
 *Cylink Corp..........................................       43,900           40,388
 *Cysive, Inc..........................................      367,200        1,200,744
 *Cytrx Corp...........................................       11,600            9,280
 *D A Consulting Group, Inc............................      119,200          179,992
 *Dairy Mart Convenience Stores, Inc...................        9,000           32,400
 *Daisytek International Corp..........................       65,500          917,327
 *Dan River, Inc. Class A..............................      452,200        1,356,600
 *Danielson Holding Corp...............................       57,300          269,310
 Data Broadcasting Corp................................       33,900          284,421
 *Data Critical Corp...................................      139,500          255,982
 *Data I/O Corp........................................       90,600          215,175
 Data Research Association, Inc........................       19,000          195,415
 *Data Systems & Software, Inc.........................       91,900          590,457
 *Datakey, Inc.........................................        6,700           21,507
 *Dataram Corp.........................................       32,780          374,184
 *DataTRAK International, Inc..........................       59,200          134,976
 *Datron Systems, Inc..................................       43,700          561,545
 *Datum, Inc...........................................       85,400        1,424,899
 *Dave and Busters, Inc................................      182,140        1,568,225
 *DaVita, Inc..........................................      224,900        4,250,610
 *Dawson Geophysical Co................................       68,900          764,790
 *Daxor Corp...........................................       52,000          881,400
 Deb Shops, Inc........................................       97,000        2,007,415
 *Deckers Outdoor Corp.................................      117,000          463,905
 *#Decora Industries, Inc..............................        9,900              693
 Decorator Industries, Inc.............................       24,232           69,061
 *Del Global Technologies Corp.........................      177,800          377,825
 *dELiA*s Corp.........................................      334,858        1,622,387
 Delphi Financial Group, Inc. Class A..................       14,230          506,588
 Delta Apparel, Inc....................................       52,000          845,000
 *#Delta Financial Corp................................      144,900           46,368
 Delta Natural Gas Co., Inc............................       26,100          532,048
 *Delta Woodside Industries, Inc.......................      520,000          520,000
 Deltic Timber Corp....................................      108,400        2,775,040
 *Denali, Inc..........................................       69,500            5,907
 *Department 56, Inc...................................       37,600          306,440
 *Designs, Inc.........................................      182,300          778,421
 *Detrex Corp..........................................       12,800           93,760
 *Devcon International Corp............................       55,100          384,322
 *Diedrich Coffee, Inc.................................           13               47
 *Digi International, Inc..............................      339,200        3,037,536
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Digital Island, Inc.................................       19,300   $       64,944
 Dime Community Bancorp, Inc...........................      196,600        5,639,471
 Dimon, Inc............................................      890,500        9,929,075
 *Diodes, Inc..........................................       28,050          296,769
 *Discount Auto Parts, Inc.............................      321,800        4,231,670
 *Diversified Corporate Resources, Inc.................        5,400           11,745
 *Dixie Group, Inc.....................................      185,919          959,342
 *Dixon Ticonderoga Co.................................       30,150          120,600
 *Docent, Inc..........................................       99,100          771,989
 *Dollar Thrifty Automotive Group, Inc.................      465,600       11,034,720
 *Dominion Homes, Inc..................................       76,400          798,380
 Donegal Group, Inc. Class A...........................       62,496          851,508
 Donegal Group, Inc. Class B...........................       31,248          385,132
 *Donna Karan International, Inc.......................       42,100          447,102
 Donnelly Corp. Class A................................       78,525        1,107,202
 Downey Financial Corp.................................      159,213        6,873,225
 *Dress Barn, Inc......................................      283,223        7,115,978
 *Drew Industries, Inc.................................       11,200           75,880
 *DRS Technologies, Inc................................       73,475        1,594,407
 *DT Industries, Inc...................................      222,000        1,033,410
 *Duck Head Apparel Co., Inc...........................       52,000          145,600
 *Duckwall-Alco Stores, Inc............................      106,300          757,387
 *Ducommun, Inc........................................       33,700          461,690
 *Dura Automotive Systems, Inc.........................      311,763        3,897,037
 *DVI, Inc.............................................      243,500        3,615,975
 *Dwyer Group, Inc.....................................        9,200           23,046
 *Dynamics Research Corp...............................       85,636          757,450
 *E Com Ventures, Inc..................................       27,000           27,405
 Eagle Bancshares, Inc.................................       75,900        1,177,968
 *Eagle Food Centers, Inc..............................      124,300           66,500
 *Eagle Point Software Corp............................       87,700          462,179
 Earthgrains Co........................................      284,900        7,393,155
 Eastern Co............................................       29,400          433,650
 *#EasyLink Services Corp..............................        6,400            3,872
 *eBenX, Inc...........................................      126,300          432,577
 *eBT International, Inc...............................      285,300          751,765
 ECC International Corp................................      109,500          377,775
 Ecology & Environment, Inc. Class A...................       25,700          226,160
 Edelbrock Corp........................................       89,100          886,545
 *Edge Petroleum Corp..................................        6,000           45,030
 *Edgewater Technology, Inc............................      256,888        1,397,471
 Edo Corp..............................................       66,100        1,305,475
 *Educational Insights, Inc............................       49,300            7,888
 EFC Bancorp, Inc......................................        5,000           56,000
 *EFTC Corp............................................      325,500          903,262
 *#eGain Communications Corp...........................       49,563          126,138
 *El Paso Electric Co..................................       33,500          532,315
 *Elcom International, Inc.............................       18,300           39,253
 *Elcotel, Inc.........................................       11,900              684
 *Elder-Beerman Stores Corp............................      214,500          700,342
 *Electro Rent Corp....................................       77,200        1,236,744
 *Electroglas, Inc.....................................       86,500        1,385,297
 *Elite Information Group, Inc.........................      180,800          911,232
 *Elizabeth Arden, Inc.................................       30,500          733,677
 Ellett Brothers, Inc..................................       72,400          224,440
 *eLOT, Inc............................................      233,500           73,552
 *ELXSI Corp...........................................       27,900          243,706
 EMC Insurance Group, Inc..............................      124,900        1,579,985
 *Emcee Broadcast Products, Inc........................       50,000           39,500
 *Emcor Group, Inc.....................................       17,000          752,250
 Empire District Electric Co...........................       16,400          323,900
 *EMS Technologies, Inc................................      110,450        1,734,065

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *En Pointe Technologies, Inc..........................       36,500   $       83,037
 *Encad, Inc...........................................      241,900          506,780
 *Encompass Services Corp..............................      948,775        8,387,171
 *Encore Wire Corp.....................................      101,300        1,084,416
 Energen Corp..........................................      143,000        4,719,000
 *Enesco Group, Inc....................................      296,900        1,766,555
 Engineered Support Systems, Inc.......................       51,412        1,710,991
 Ennis Business Forms, Inc.............................        6,000           52,260
 *Enserch Exploration Corp.............................      848,618        3,776,350
 *Entrada Networks, Inc................................       47,280           47,989
 *Entravision Communications Corp......................      351,000        4,794,660
 *Entrust Technologies, Inc............................       50,300          284,446
 *Environmental Elements Corp..........................       14,500           56,550
 *Environmental Technologies Corp......................       35,800           28,998
 *ePlus, Inc...........................................        7,600           72,998
 *ePresence, Inc.......................................      290,500        1,090,827
 *Equity Marketing, Inc................................        4,100           41,410
 *Equity Oil Co........................................      180,300          562,536
 *Esco Technologies, Inc...............................      240,300        7,233,030
 Espey Manufacturing & Electronics Corp................        3,800           68,400
 *Esterline Technologies Corp..........................      268,542        5,639,382
 Ethyl Corp............................................    1,130,000        1,367,300
 *Evans & Sutherland Computer Corp.....................      184,000        1,568,600
 *Evolving Systems, Inc................................        4,900           17,395
 *Exabyte Corp.........................................      373,100          440,258
 Exide Corp............................................      370,500        3,982,875
 *Exponent, Inc........................................       91,400        1,083,090
 *Extended Stay America, Inc...........................      535,600        8,328,580
 *Ezcorp, Inc. Class A Non-Voting......................      246,000          622,380
 *E-Z-Em, Inc. Class A.................................       45,200          239,560
 *E-Z-Em, Inc. Class B.................................        3,843           20,368
 Fab Industries, Inc...................................       87,081        1,219,134
 *Fairchild Corp. Class A..............................      482,729        3,354,967
 Falcon Products, Inc..................................      148,500        1,158,300
 *Fansteel, Inc........................................       91,700          421,820
 Farmer Brothers Co....................................          484          105,270
 *Faro Technologies, Inc...............................       18,200           48,867
 Farrel Corp...........................................       62,200           41,363
 FBL Financial Group, Inc. Class A.....................      516,200        8,233,390
 *Featherlite Manufacturing, Inc.......................       27,900           50,220
 Federal Screw Works...................................        2,500           88,700
 *#Federal-Mogul Corp..................................    1,511,600        5,320,832
 *FEI Co...............................................      196,550        6,968,680
 FFLC Bancorp..........................................       50,833          972,435
 *Fibermark, Inc.......................................      110,350        1,533,865
 *Fiberstars, Inc......................................       12,900           49,858
 Fidelity Bancorp, Inc.................................       32,700          710,407
 *#Fidelity Bankshares, Inc............................       19,332          267,072
 *Fidelity Federal Bancorp.............................       20,000           32,400
 Fidelity National Corp................................      102,000          634,440
 Fidelity National Financial, Inc......................       33,700          768,360
 *Finish Line, Inc. Class A............................      336,500        3,393,602
 *Finishmaster, Inc....................................      120,000          949,200
 *Finlay Enterprises, Inc..............................       50,800          609,092
 Finova Group, Inc.....................................      819,400        1,966,560
 *Firebrand Financial Group, Inc.......................       86,400           27,648
 *First Aviation Services, Inc.........................        9,000           42,930
 First Bancorp.........................................       60,469        1,433,115
 First Bell Bancorp, Inc...............................       59,600          863,008
 *First Cash, Inc......................................      131,900          980,017
 First Charter Corp....................................       13,700          225,502
                                                            SHARES             VALUE+
                                                            ------             ------

 *First Cincinati, Inc.................................       50,500   $        6,565
 First Citizens Bancshares, Inc........................        5,700          534,403
 First Defiance Financial Corp.........................      131,000        2,073,075
 First Essex Bancorp...................................       95,700        2,295,843
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,211,525
 First Federal Capital Corp............................      131,220        1,918,436
 First Federal of East Hartford........................       31,000        1,152,425
 First Financial Holdings, Inc.........................      100,600        1,995,401
 First Indiana Corp....................................       92,906        2,171,678
 *First Investors Financial Services Group, Inc........      126,700          446,617
 First Keystone Financial, Inc.........................       38,800          525,740
 *First Mariner Bank Corp..............................       43,600          294,518
 First Midwest Financial, Inc..........................       27,000          333,450
 First Niagara Financial Group, Inc....................       61,700          856,087
 First Oak Brook Bancshares, Inc. Class A..............       29,000          589,425
 First Place Financial Corp............................       90,945        1,293,238
 *First Republic Bank..................................      192,678        5,102,113
 First Sentinel Bancorp, Inc...........................      336,800        3,780,580
 *#First Team Sports, Inc..............................       99,300           99,796
 FirstBank NW Corp.....................................       11,600          183,338
 Firstfed America Bancorp, Inc.........................       14,900          265,965
 *FirstFed Financial Corp..............................      342,300       10,183,425
 *Firstwave Technologies, Inc..........................       45,700           53,697
 *Fischer Imaging Corp.................................      100,600          618,690
 Flag Financial Corp...................................       27,550          184,034
 Flagstar Bancorp, Inc.................................      145,900        3,549,017
 *Flander Corp.........................................      579,000        1,305,645
 Fleetwood Enterprises, Inc............................      580,100        6,984,404
 Fleming Companies, Inc................................      600,897       19,090,498
 Flexsteel Industries, Inc.............................       90,400        1,069,432
 Florida Rock Industries, Inc..........................       25,000        1,202,500
 *#Florsheim Group, Inc................................      120,800          191,468
 *Flour City International, Inc........................        2,400            8,880
 Flushing Financial Corp...............................      137,250        3,237,041
 FNB Financial Services Corp...........................       11,900          165,886
 *FOCUS Enhancements, Inc..............................       50,460           68,878
 *Foodarama Supermarkets, Inc..........................       13,400          311,550
 Foothill Independent Bancorp..........................       49,025          627,520
 *Forest Oil Corp......................................        5,305          180,370
 *Fortune Financial, Inc...............................       86,300              863
 *Foster (L.B.) Co. Class A............................      169,900          594,650
 Foster Wheeler Ltd....................................      927,100       11,662,918
 *#FPIC Insurance Group, Inc...........................      168,300        1,847,934
 Frankfort First Bancorp, Inc..........................       25,650          430,920
 Franklin Bank National Associaton.....................       49,283          715,836
 *Franklin Covey Co....................................      352,700        2,483,008
 *Franklin Electronic Publishers, Inc..................      112,300          348,130
 Freds, Inc. Class A...................................      215,750        6,175,844
 Fremont General Corp..................................    1,235,700        7,414,200
 Frequency Electronics, Inc............................       86,000        1,367,400
 *Fresh America Corp...................................       32,200            9,660
 *Fresh Choice, Inc....................................       65,100          201,484
 *Friede Goldman International.........................      566,645          478,815
 *Friedman Billings Ramsey Group, Inc. Class A.........      233,300        1,423,130
 Friedman Industries, Inc..............................      108,195          343,519
 Friedmans, Inc. Class A...............................      240,500        2,568,540
 Frisch's Restaurants, Inc.............................       92,392        1,201,096
 *Frozen Food Express Industries, Inc..................      328,600          642,413

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 FSF Financial Corp....................................        9,400   $      141,235
 *FSI International, Inc...............................      276,000        3,121,560
 *FTI Consulting, Inc..................................       73,900        1,411,490
 GA Financial, Inc.....................................       75,100        1,171,560
 *Gadzooks, Inc........................................      117,900        1,532,700
 Gainsco, Inc..........................................      407,700          672,705
 *Galey & Lord, Inc....................................      272,200          596,118
 *GameTech International, Inc..........................       58,900          369,892
 Garan, Inc............................................       58,000        1,716,800
 *Garden Fresh Restaurant Corp.........................       69,700          626,254
 *#Gart Sports Co......................................       16,637          307,369
 *Gaylord Entertainment Co.............................      359,400        9,955,380
 GBC Bancorp...........................................       50,400        1,388,772
 *#GC Companies, Inc...................................      135,900          362,853
 *Geerling & Wade, Inc.................................       27,500           48,262
 *Gehl Co..............................................      117,800        2,016,147
 Gencorp, Inc..........................................      675,300        7,894,257
 *General Binding Corp.................................       19,400          179,935
 General Cable Corp....................................      210,800        3,214,700
 *General Communications, Inc. Class A.................      896,900        8,955,546
 *#General Datacomm Industries, Inc....................       20,100            7,236
 *Genesee & Wyoming, Inc...............................       39,300        1,023,372
 *Genlyte Group, Inc...................................       91,600        2,741,130
 *Genomica Corp........................................      102,000          463,080
 *GenStar Therapeutics Corporation.....................        5,600           36,400
 *Gensym Corp..........................................       44,800           37,408
 *Gentiva Health Services..............................       70,175        1,364,202
 *Gerber Childrenswear, Inc............................       49,900          317,863
 Gerber Scientific, Inc................................      397,700        3,221,370
 *Giant Group, Ltd.....................................       50,600           27,830
 *Giant Industries, Inc................................      191,600        2,002,220
 Gibraltar Steel Corp..................................      143,100        2,701,728
 *Giga-Tronics, Inc....................................       28,800          144,000
 *G-III Apparel Group, Ltd.............................       98,600          888,879
 *Gish Biomedical, Inc.................................       47,900           58,917
 Glatfelter (P.H.) Co..................................      677,200       10,395,020
 *Glenayre Technologies, Inc...........................    1,007,600        1,385,450
 *Global Imaging Systems, Inc..........................       25,900          264,180
 *#GoAmerica, Inc......................................      620,900        1,573,981
 Golden Enterprises, Inc...............................       17,200           67,768
 *Golden State Vintners, Inc...........................       86,500          727,032
 *Good Guys, Inc.......................................      326,100        1,504,951
 *Goodys Family Clothing...............................      455,300        1,848,518
 Gorman-Rupp Co........................................       44,000        1,194,600
 *GoTo.com, Inc........................................       71,500        1,596,595
 *Gottschalks, Inc.....................................      231,700          961,555
 *GP Strategies Corp...................................      222,665          984,179
 *Gradco Systems, Inc..................................       91,550           44,859
 *Graham Corp..........................................       27,150          333,945
 Granite Construction, Inc.............................      185,400        5,052,150
 Granite State Bankshares, Inc.........................       22,800          520,980
 *Graphic Packaging International Corp.................      630,600        1,885,494
 Gray Communications Systems, Inc......................       41,150          664,572
 Great American Financial Resources, Inc...............       51,500          875,500
 Great Atlantic & Pacific Tea Co., Inc.................      633,500        7,342,265
 *Greenbriar Corp......................................       10,700            4,387
 Greenbrier Companies, Inc.............................      247,900        2,218,705
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          454,875
 *Griffon Corp.........................................      481,800        4,866,180
 *Group 1 Automotive, Inc..............................      103,600        2,641,800
                                                            SHARES             VALUE+
                                                            ------             ------

 *Group 1 Software, Inc................................       25,350   $      385,827
 *GTSI Corp............................................      153,400          917,332
 Guaranty Federal Bancshares, Inc......................       15,300          171,513
 *Guaranty Financial Corp..............................       22,000          173,250
 *Guilford Mills, Inc..................................      436,800          864,864
 *Gulfmark Offshore, Inc...............................      103,800        4,047,162
 *Gundle/SLT Environmental, Inc........................      250,800          604,428
 *Gymboree Corp........................................      419,200        2,902,960
 Haggar Corp...........................................      107,325        1,277,167
 *Hahn Automotive Warehouse, Inc.......................       12,915           37,453
 *Halifax Corp.........................................       24,000           60,000
 *Hallwood Group, Inc..................................          100              715
 *Ha-Lo Industries, Inc................................      402,300          285,633
 *Hamilton Bancorp, Inc................................        6,300           44,068
 *Hampshire Group, Ltd.................................       19,100          183,360
 *Hampton Industries, Inc..............................       79,094           27,683
 Hancock Fabrics, Inc..................................      244,500        2,234,730
 Hancock Holding Co....................................        1,600           60,520
 *Handleman Co.........................................      478,836        5,817,857
 *Hanger Orthopedic Group, Inc.........................      311,000          510,040
 Harbor Florida Bancshares, Inc........................       17,500          289,712
 Hardinge Brothers, Inc................................      155,200        2,300,840
 *Harken Energy Corp...................................       14,900           41,273
 Harleysville Group, Inc...............................      460,200       11,742,003
 *Harmonic Lightwaves, Inc.............................       41,300          352,289
 *Harolds Stores, Inc..................................        2,000            4,250
 *Harry's Farmers Market, Inc. Class A.................       46,100           23,972
 *Hartmarx Corp........................................      696,000        1,976,640
 *Harvey Entertainment Co..............................       52,400            9,170
 *Hastings Entertainment, Inc..........................      174,000          508,950
 Hastings Manufacturing Co.............................        1,700            8,593
 *Hathaway Corp........................................       45,300          169,875
 *Hauser, Inc..........................................       42,275           26,422
 Haverty Furniture Co., Inc............................      280,200        3,558,540
 *Hawaiian Airlines, Inc...............................      568,400        1,756,356
 *Hawk Corp............................................      191,000        1,289,250
 *Hawker Pacific Aerospace.............................       84,000          276,780
 *Hawthorne Financial Corp.............................       85,700        1,483,467
 *Hayes Lemmerz International, Inc.....................        4,500           37,125
 HCC Insurance Holdings, Inc...........................        8,200          203,278
 *Headway Corporate Resources, Inc.....................      113,200          164,140
 *Health Management Systems, Inc.......................      276,400          532,070
 *Health Risk Management, Inc..........................       72,700          343,507
 *Healthcare Recoveries, Inc...........................       83,500          377,002
 *Healthcare Services Group, Inc.......................      192,300        1,372,060
 *Healthcor Holdings...................................       65,300              490
 *Hector Communications Corp...........................        9,500          112,575
 *HEI, Inc.............................................        1,300           11,134
 Heico Corp............................................       14,900          269,690
 Heico Corp. Class A...................................        1,490           26,194
 Herbalife International, Inc. Class A.................        3,500           29,417
 Heritage Financial Corp...............................       24,100          251,724
 *Herley Industries, Inc...............................       18,933          340,794
 *Hexcel Corp..........................................      508,750        5,392,750
 HF Financial Corp.....................................       52,150          627,886
 *High Plains Corp.....................................      260,300          973,522
 *Highlands Insurance Group, Inc.......................      226,410        1,082,240
 *Hirsch International Corp. Class A...................       90,000          102,600
 *Hi-Shear Industries, Inc.............................       53,500          157,825
 *Hi-Tech Pharmacal, Inc...............................       55,900          418,132
 *HMI Industries, Inc..................................       27,800           31,970
 HMN Financial, Inc....................................       70,000        1,051,400

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Hoenig Group, Inc....................................      104,700   $    1,114,531
 *Holiday RV Superstores, Inc..........................       70,700          263,711
 Holly Corp............................................      118,900        5,106,755
 *Hollywood Casino Corp. Class A.......................       32,800          282,080
 *Hollywood Entertainment Corp.........................      611,100        3,474,103
 *Hollywood Media Corp.................................       12,100           51,243
 *Hologic, Inc.........................................      314,500        1,740,757
 Home Federal Bancorp..................................       34,875          594,619
 *Home Products International, Inc.....................      125,550          272,443
 *#Homebase, Inc.......................................      839,650        2,754,052
 *Homegold Financial, Inc..............................       50,000           22,000
 *Homeland Holding Corp................................        6,900            1,621
 *Hoover's, Inc........................................        3,700           13,412
 Horizon Financial Corp................................      115,994        1,278,842
 *Horizon Health Corp..................................      122,400        1,083,240
 *Horizon Offshore, Inc................................      112,400        2,066,474
 *Horizon Organic Holding Corp.........................       92,400          600,138
 *Horizon Pharmacies, Inc..............................       38,200           24,830
 *Houston Exploration Co...............................      249,600        8,483,904
 *Hovnanian Enterprises, Inc. Class A..................      380,013        6,456,421
 *#Howell Corp.........................................      112,440        1,568,538
 *HPSC, Inc............................................       47,200          415,360
 *HS Resources, Inc....................................      224,900       14,701,713
 *Hub Group, Inc. Class A..............................      109,500        1,443,757
 *Hudson Hotels Corp...................................        4,766            3,837
 Hudson River Bancorp, Inc.............................      186,500        3,674,050
 *Hudson Technologies, Inc.............................       54,900          113,643
 *Huffy Corp...........................................      180,400        1,825,648
 Hughes Supply, Inc....................................      394,650        7,652,263
 *Hunt (J.B.) Transport Services, Inc..................      671,800       13,459,513
 Hunt Corp.............................................      157,850          869,753
 *Huntco, Inc. Class A.................................       92,600          104,175
 *Hurco Companies, Inc.................................       92,800          315,056
 *Hutchinson Technology, Inc...........................      547,800        8,038,965
 *Hycor Biomedical, Inc................................       61,600          449,988
 *Hypercom Corp........................................      260,000        1,021,800
 *Hyseq, Inc...........................................      150,300        1,906,555
 *#iBasis, Inc.........................................       77,800          305,365
 Iberiabank Corp.......................................      107,800        3,015,705
 *Ico, Inc.............................................      264,300          658,107
 *ICT Group, Inc.......................................       48,500          798,552
 *ICU Medical, Inc.....................................       52,500        1,940,662
 *IdeaMall, Inc........................................      132,400          224,418
 *IDT Corp.............................................      118,400        3,093,792
 *IEC Electronics Corp.................................      134,000          172,860
 *IFR Systems, Inc.....................................      148,500          333,382
 *iGate Capital Corp...................................      454,900          875,682
 *IHOP Corp............................................       69,900        1,782,450
 *II-VI, Inc...........................................      229,300        3,497,971
 Ikon Office Solutions, Inc............................    1,596,500       12,931,650
 *Il Fornaio (America) Corp............................        8,800           96,492
 *Imation Corp.........................................      179,600        3,920,668
 IMCO Recycling, Inc...................................      349,700        2,465,385
 *Immucor, Inc.........................................      168,900          418,872
 *Imperial Credit Industries, Inc......................      733,500          891,202
 *Imperial Sugar Co....................................      282,800           35,774
 *Impreso.com, Inc.....................................        6,500           11,927
 *IMR Global Corp......................................       47,500          390,212
 Independence Holding Co...............................       57,860          843,309
 Independent Bank East.................................       81,612        2,102,733
 Industrial Bancorp, Inc...............................       29,200          590,132
 *Industrial Distribution Group, Inc...................      178,900          384,635
                                                            SHARES             VALUE+
                                                            ------             ------

 *Industrial Holdings, Inc.............................        9,200   $       18,630
 *Infinium Software, Inc...............................       74,400           77,748
 *Infocrossing, Inc....................................       23,000          170,315
 *InFocus Corporation..................................       70,900        1,198,564
 *Infogrames, Inc......................................       11,280           77,155
 *Infonautics Corp. Class A............................       64,100           50,639
 *Information Resources, Inc...........................      537,000        4,910,865
 Ingles Market, Inc. Class A...........................      211,100        2,150,053
 *Innotrac Corp........................................      174,300        1,145,151
 *Innovative Clinical Solutions, Ltd...................        8,426            3,370
 *Innoveda, Inc........................................      302,600          936,547
 *Innovex, Inc.........................................      153,400          586,755
 *Inprimis, Inc........................................       98,500           30,042
 *Input/Output, Inc....................................      660,800        7,863,520
 *Insignia Financial Group, Inc........................      446,332        5,355,984
 *Insilco Holding Co...................................          432           10,800
 *Insituform East, Inc.................................       31,200           41,652
 *Inspire Insurance Solutions, Inc.....................      273,200          198,070
 Insteel Industries, Inc...............................      123,800          179,510
 *Insurance Auto Auctions, Inc.........................      177,700        2,408,723
 *Insurance Management Solutions, Inc..................       19,600           15,386
 *InsWeb Corp..........................................      100,000           89,500
 *INT Media Group, Inc.................................       74,200          224,084
 *Integra, Inc.........................................      104,800           74,932
 *IntegraMed America, Inc..............................       58,400          299,300
 *Integrated Electrical Services, Inc..................      499,000        4,486,010
 *Integrated Information Systems, Inc..................       52,400           51,614
 *Integrated Measurement System, Inc...................       83,800        1,576,278
 *Integrated Silicon Solution, Inc.....................      138,100        1,852,611
 *Integrated Telecom Express, Inc......................        8,200           20,869
 *Intelligent Systems Corp.............................       52,375          228,617
 *Intelligroup, Inc....................................       81,800           94,888
 *Inter Parfums, Inc...................................      154,800        1,909,458
 Interface, Inc. Class A...............................      752,000        4,624,800
 *Intergraph Corp......................................      693,200       10,384,136
 *Interlinq Software Corp..............................       74,100          150,052
 *Intermagnetics General Corp..........................      103,854        3,354,484
 Intermet Corp.........................................      410,200        1,952,552
 *Internap Network Services Corp.......................      879,800        2,423,849
 *International Aircraft Investors.....................       38,500          155,155
 International Aluminum Corp...........................       48,900        1,033,746
 *International FiberCom, Inc..........................      168,300          627,759
 International Multifoods Corp.........................      398,000        7,661,500
 *International Remote Imaging Systems, Inc............        6,200           11,160
 International Shipholding Corp........................       80,450          671,757
 *International Speciality Products, Inc...............      536,390        5,208,347
 *International Total Services, Inc....................       74,900           20,223
 *Internet Commerce Corp...............................       50,000          128,750
 *#Internet Pictures Corp..............................       20,000           13,600
 Interpool, Inc........................................      591,600        8,016,180
 *Interstate National Dealers Services, Inc............        3,900           20,163
 *Intervisual Books, Inc. Class A......................        9,900           15,741
 *Intevac, Inc.........................................        5,100           27,770
 *Intrusion.com, Inc...................................      119,600          365,378
 Investors Title Co....................................       18,200          268,086
 *Invision Technologies, Inc...........................      178,500          615,825
 *Invivo Corp..........................................       48,500          469,723
 *Ionics, Inc..........................................      193,900        5,254,690
 *Iridex Corp..........................................       74,300          309,460

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Isco, Inc............................................       91,100   $      783,460
 *I-Sector Corporation.................................       68,500           68,842
 *Isle of Capri Casinos, Inc...........................      272,500        2,211,338
 *Isolyser Co., Inc....................................      597,600          929,268
 *IT Group, Inc .......................................      410,379        2,556,661
 *ITC Learning Corp....................................       49,200            9,840
 *ITLA Capital Corp....................................      154,400        2,617,852
 *#Itron, Inc..........................................      265,300        2,999,217
 *ITXC Corp............................................      164,700          639,860
 *IVI Checkmate Corp...................................      188,305          603,518
 *J & J Snack Foods Corp...............................      170,100        3,968,433
 *J Net Enterprises, Inc...............................      111,400          490,160
 *J. Alexander's Corp..................................       89,900          215,760
 *J. Jill Group, Inc...................................      174,100        3,012,801
 Jacksonville Bancorp, Inc.............................       16,200          306,504
 *Jaclyn, Inc..........................................       26,900           72,630
 *Jaco Electronics, Inc................................      105,669          738,098
 *Jacobson Stores, Inc.................................       82,750          297,900
 *Jakks Pacific, Inc...................................       34,400          541,112
 *JDA Software Group, Inc..............................       55,500          843,878
 Jefferies Group, Inc..................................       54,100        1,652,755
 *JLM Industries, Inc..................................      128,200          291,655
 *Jo-Ann Stores, Inc. Class A..........................       35,700          157,080
 *Jo-Ann Stores, Inc. Class B..........................       35,700          101,031
 *Johnson Outdoors, Inc................................      127,000          948,055
 *Jos. A. Bank Clothiers, Inc..........................      122,150          748,780
 *JPM Co...............................................       97,200           20,898
 *JPS Industries, Inc..................................       28,000          149,100
 *Jupiter Media Metrix, Inc............................       85,800          129,129
 K Swiss, Inc. Class A.................................       74,900        1,809,210
 *K2, Inc..............................................      316,780        3,262,834
 *Kaiser Aluminum Corp.................................    1,549,565        6,430,695
 *Kaiser Ventures, Inc.................................      128,000        1,633,280
 Kaman Corp. Class A...................................      460,100        7,844,705
 *Kasper A.S.L., Ltd...................................       59,900            8,985
 Katy Industries, Inc..................................      139,300          738,290
 Kaye Group, Inc.......................................       40,000          555,000
 *KBK Capital Corp.....................................       68,900          254,930
 *KCS Energy, Inc......................................      183,900        1,552,116
 *#Kellstrom Industries, Inc...........................      197,500          327,850
 Kellwood Co...........................................      448,218       10,537,605
 *Kendle International, Inc............................      127,600        2,393,776
 Kennametal, Inc.......................................       91,500        3,214,395
 *Kennedy-Wilson, Inc..................................        5,100           18,768
 *Kent Electronics Corp................................      139,450        2,985,625
 *Kentucky Electric Steel, Inc.........................       32,600           44,010
 Kentucky First Bancorp, Inc...........................       11,600          136,474
 *Kevco, Inc...........................................      138,800            3,470
 Kewaunee Scientific Corp..............................       30,800          308,924
 *Key Energy Group, Inc................................      143,600        1,967,320
 *Key Production Co., Inc..............................      146,192        2,704,552
 *Key Technology, Inc..................................       55,800          323,082
 *Key Tronic Corp......................................      181,200          331,596
 *Keystone Automotive Industries, Inc..................      288,680        2,915,668
 *Keystone Consolidated Industries, Inc................      147,849          251,343
 *kforce.com, Inc......................................      642,578        4,186,396
 Kimball International, Inc. Class B...................      287,200        4,165,836
 *Kimmins Corp.........................................       16,000            9,120
 *Kinark Corp..........................................       73,400           95,420
 *Kit Manufacturing Co.................................       11,100           34,688
 *Kitty Hawk, Inc......................................       90,900           14,544
                                                            SHARES             VALUE+
                                                            ------             ------

 Klamath First Bancorp, Inc............................      145,600   $    2,090,816
 Knape & Vogt Manufacturing Co.........................       37,434          484,022
 *Koala Corp...........................................        4,200           16,926
 *#Komag, Inc..........................................    1,656,840        1,168,072
 *Koss Corp............................................       45,700        1,612,068
 *Kroll-O'Gara Co......................................      403,400        2,934,735
 *Krug International Corp..............................       65,400          137,340
 *K-Tron International, Inc............................        6,300           92,642
 *Kulicke & Soffa Industries, Inc......................      197,000        2,921,510
 *Kushner-Locke Co.....................................       68,900            8,096
 *KVH Industries, Inc..................................       51,800          393,421
 *LabOne, Inc..........................................      145,750        1,099,684
 *Laclede Steel Co.....................................       44,100                0
 *LaCrosse Footwear, Inc...............................       29,400           82,320
 *Ladish Co., Inc......................................      254,200        3,416,448
 *Lakeland Industries, Inc.............................        6,100           27,938
 *Lakes Gaming, Inc....................................      140,425        1,346,676
 *Lamson & Sessions Co.................................      157,300        1,648,504
 *Lancer Corp..........................................       94,400          599,440
 *Landair Corp.........................................       25,800          140,739
 Landamerica Financial Group, Inc......................      247,812        7,075,033
 Landrys Seafood Restaurants, Inc......................      476,835        7,152,525
 *Larscom, Inc.........................................       59,200          140,008
 *#LaserSight Corporation..............................       32,100           78,164
 *Launch Media, Inc....................................      112,000           87,360
 Lawrence Savings Bank.................................        3,500           41,388
 Lawson Products, Inc..................................      250,000        6,862,500
 *Layne Christensen Co.................................      194,500        1,619,213
 *Lazare Kaplan International, Inc.....................      132,300          747,495
 La-Z-Boy, Inc.........................................      102,949        1,935,441
 *LeadingSide, Inc.....................................       69,600              696
 *Leapnet, Inc.........................................      155,686           45,928
 *Learn2.com, Inc......................................       60,454           15,416
 *Lechters, Inc........................................      263,400           27,657
 Ledger Capital Corp...................................       36,000          372,600
 Lennox International, Inc.............................      252,900        2,314,035
 Lesco, Inc............................................       61,700          747,496
 *Let's Talk Cellular & Wireless, Inc..................          400               11
 *Level 8 Systems, Inc.................................        1,166            5,375
 Liberty Bancorp, Inc..................................        2,800           29,862
 Liberty Corp..........................................       70,200        2,650,050
 *Life Financial Corp..................................      134,200           91,256
 *Lifeline Systems, Inc................................       14,400          266,760
 *LifeMinders, Inc.....................................       82,800          113,436
 Lifetime Hoan Corp....................................      158,600        1,149,850
 Lillian Vernon Corp...................................      122,600          901,110
 *Liquid Audio, Inc....................................        4,200           10,773
 *Lithia Motors, Inc. Class A..........................        5,500          106,150
 *LMI Aerospace, Inc...................................       24,700          122,142
 LNR Property Corp.....................................      404,700       12,586,170
 *Lodgenet Entertainment Corp..........................       26,000          460,200
 *Lodgian, Inc.........................................      399,300          319,440
 *Loews Cineplex Entertainment Corp....................    1,023,300          143,262
 *Logic Devices, Inc...................................      105,500          152,448
 Lone Star Steakhouse Saloon...........................      517,300        6,711,968
 Longs Drug Stores Corp................................       29,200          700,800
 Longview Fibre Co.....................................      452,540        5,996,155
 *Louis Dreyfus Natural Gas Corp.......................      245,300        9,758,034
 LSI Industries, Inc...................................        5,830          154,320
 *#LTV Corp............................................    1,537,100           97,606
 *LTX Corp.............................................      167,200        4,055,436
 Luby's Cafeterias, Inc................................      463,400        3,948,168

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Lufkin Industries, Inc................................       95,200   $    2,854,572
 *Lydall, Inc..........................................      294,900        4,187,580
 *Lynch Corp...........................................        6,200          182,900
 *M.H. Meyerson & Co., Inc.............................       94,700          176,616
 *Mac-Gray Corp........................................      297,200        1,099,640
 *Mackie Designs, Inc..................................        1,000            5,585
 *Made2Manage Systems, Inc.............................       89,000          345,320
 *Magellan Health Services, Inc........................      489,800        5,916,784
 *Magna Entertainment Corp.............................       14,900           90,369
 *Magnetek, Inc........................................      393,000        4,853,550
 *Magnum Hunter Resources, Inc.........................       62,000          588,380
 *MAII Holdings, Inc...................................      108,700          292,403
 *Mail-Well, Inc.......................................      468,600        2,530,440
 *Main Street & Main, Inc..............................      128,400          498,834
 Main Street Bancorp, Inc..............................       39,100          391,000
 *Mallon Resources Corp................................       46,100          277,983
 *Manchester Technologies, Inc.........................      184,200          453,132
 *Manning (Greg) Auctions, Inc.........................          500            1,075
 Marcus Corp...........................................      302,000        4,318,600
 Marine Products Corp..................................       97,800          430,320
 *Marisa Christina, Inc................................       94,000          146,640
 Maritrans, Inc........................................      192,100        1,909,474
 *MarketWatch.com, Inc.................................        4,600           13,041
 *MarkWest Hydrocarbon, Inc............................      155,500        1,135,150
 *Marlton Technologies, Inc............................      103,700           49,258
 Marsh Supermarkets, Inc. Class A......................       42,900          628,914
 Marsh Supermarkets, Inc. Class B......................       56,900          715,233
 Massbank Corp.........................................       40,266        1,361,595
 *Matec Corp...........................................       10,350           48,128
 *Material Sciences Corp...............................      346,767        2,791,474
 *Matlack Systems, Inc.................................      144,592           39,763
 *Matria Healthcare, Inc...............................      136,425        2,152,104
 *Matrix Pharmaceutical, Inc...........................      222,900        2,359,397
 *Matrix Service Co....................................      154,300        1,121,761
 *Mattson Technology, Inc..............................      125,765        2,200,259
 *Maverick Tube Corp...................................       31,000          748,650
 *Max & Ermas Restaurants, Inc.........................       41,900          407,268
 *Maxco, Inc...........................................       38,500          245,438
 *Maxicare Health Plans, Inc...........................       44,800           56,000
 *Maxim Pharmaceuticals, Inc...........................       10,300           87,293
 *Maxtor Corp..........................................       32,432          196,862
 *Maxwell Shoe Company, Inc............................       78,900        1,274,235
 *Maxwell Technologies, Inc............................       10,900          228,682
 *Maxxam, Inc..........................................      100,700        2,094,560
 *Maynard Oil Co.......................................       53,500        1,104,240
 *Mayor's Jewelers, Inc................................      386,800        1,458,236
 *Mazel Stores, Inc....................................      182,100          582,720
 *MB Financial, Inc....................................       36,800          814,936
 *McClain Industries, Inc..............................          600            1,575
 McGrath Rent Corp.....................................      114,500        3,148,178
 *MCK Communications, Inc..............................      192,900          402,197
 *McNaughton Apparel Group, Inc........................      114,000        2,564,430
 McRae Industries, Inc. Class A........................        1,000            4,195
 MDC Holdings, Inc.....................................      472,876       14,909,780
 *Meadow Valley Corp...................................       44,064          122,498
 Meadowbrook Insurance Group, Inc......................      193,700          792,233
 *Mechanical Dynamics, Inc.............................        8,600           82,345
 Medford Bancorp, Inc..................................      103,600        1,956,486
 *Media 100, Inc.......................................       19,000           40,565
 *Media Arts Group, Inc................................       78,500          253,555
 Media General, Inc. Class A...........................        2,700          132,300
 *Medialink Worldwide, Inc.............................       53,600          188,940
                                                            SHARES             VALUE+
                                                            ------             ------

 *Medical Action Industries, Inc.......................       27,800   $      209,473
 *Medical Assurance, Inc...............................      443,924        6,880,822
 *Medical Resources, Inc...............................       62,918              409
 *Medicore, Inc........................................       58,600           75,887
 *Medstone International, Inc..........................       75,700          372,444
 *MEMC Electronic Materials, Inc.......................      318,800        2,199,720
 *Mercator Software, Inc...............................       23,000           53,360
 Merchants Group, Inc..................................       25,600          506,880
 *Mercury Air Group, Inc...............................       15,300          106,947
 Meridian Insurance Group, Inc.........................       56,870        1,706,953
 *Meridian Medical Technology, Inc.....................       18,000          266,490
 *Meridian Resource Corp...............................       67,300          491,290
 *Merisel, Inc.........................................        3,600            4,230
 *MeriStar Hotels & Resorts, Inc.......................      163,100          334,355
 *Merit Medical Systems, Inc...........................       25,600          194,816
 *Merix Corp...........................................       67,200        1,376,256
 *Merrimac Industries, Inc.............................       11,770          175,373
 *Mesa Air Group, Inc..................................      449,000        5,226,360
 *Mesa Labs, Inc.......................................       17,000           86,700
 *Mestek, Inc..........................................       13,500          353,700
 *Meta Group, Inc......................................       11,400           28,557
 Metals USA, Inc.......................................      654,140        1,445,649
 *Metatec Corp. Class A................................      126,000          132,300
 *Metrocall, Inc.......................................      420,710           36,602
 *Metromedia International Group, Inc..................    1,091,500        3,110,775
 MFB Corp..............................................       19,200          372,000
 *MFRI, Inc............................................       63,600          170,130
 MI Schottenstein Homes, Inc...........................      187,600        7,353,920
 *Michael Anthony Jewelers, Inc........................       98,500          172,375
 *Michaels Stores, Inc.................................       56,200        2,090,359
 *Micro Component Technology, Inc......................        7,800           26,442
 *Micro Linear Corp....................................      189,700          456,229
 *Microcide Pharmaceuticals, Inc.......................       66,100          277,951
 MicroFinancial, Inc...................................       30,000          486,000
 *Micron Electronics, Inc..............................       50,700           88,725
 *Micros to Mainframes, Inc............................        6,200            7,533
 *Microtest, Inc.......................................       97,300          361,470
 Mid America Banccorp..................................       91,388        2,193,312
 *Mid Atlantic Medical Services, Inc...................      242,500        4,006,100
 Middleby Corp.........................................      170,000        1,028,500
 Middlesex Water Co....................................        7,500          268,238
 Midland Co............................................       21,400          761,840
 *Midway Airlines Corp.................................      129,000          444,405
 Midwest Grain Products, Inc...........................      124,300        1,134,859
 *Mikohn Gaming Corp...................................      131,900          813,823
 Milacron, Inc.........................................      194,900        3,254,830
 Millennium Chemicals, Inc.............................      366,650        5,866,400
 *Miller Industries, Inc...............................      692,550          609,444
 *Millerbuilding Systems Escrow Shares.................       46,200           13,860
 *Miltope Group, Inc...................................       53,600           90,048
 *MIM Corp.............................................       69,800          370,289
 Mine Safety Appliances Co.............................      118,800        3,474,900
 Minntech Corp.........................................      121,400        1,186,685
 Minuteman International, Inc..........................        9,000           87,570
 *Mission Resources Corp...............................      148,500        1,196,910
 Mississippi Chemical Corp.............................      494,900        1,692,558
 *Mitcham Industries, Inc..............................      144,500        1,005,720
 *Modis Professional Services, Inc.....................    1,223,900        6,988,469
 *Modtech Holdings, Inc................................        4,300           46,333
 *Monarch Casino and Resort, Inc.......................        5,200           27,300
 *Monarch Dental Corp..................................      138,400           53,976
 *Monro Muffler Brake, Inc.............................      101,130        1,337,444

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Monterey Bay Bancorp, Inc............................       44,500   $      488,388
 Mony Group, Inc.......................................       14,512          533,316
 *Moog, Inc. Class A...................................       99,850        3,644,525
 *Moog, Inc. Class B...................................       12,800          537,600
 *Moore Handley, Inc...................................        2,000            2,070
 *Moore Medical Corp...................................       43,300          357,225
 *Mother's Work, Inc...................................       67,000          529,300
 *Motient Corp.........................................       47,900           50,774
 *Motor Car Parts & Accessories, Inc...................       71,200           94,340
 *Motor Club of America................................        5,600           40,600
 Movado Group, Inc.....................................      178,150        3,171,961
 *Movie Gallery, Inc...................................      254,900        3,683,305
 *#Mpower Communications Corp..........................       75,000          133,500
 *MRV Communications, Inc..............................       39,400          382,377
 *MS Carriers, Inc.....................................      221,600        6,546,064
 *MTI Technology Corp..................................        6,000           11,850
 MTS Systems Corp......................................      370,010        4,475,271
 Mueller (Paul) Co.....................................        6,100          186,813
 *Multi Color Corp.....................................        6,000           69,300
 Myers Industries, Inc.................................       16,165          243,283
 *N & F Worldwide Corp.................................      284,100        1,065,375
 *NABI, Inc............................................      530,900        3,318,125
 Nacco Industries, Inc. Class A........................      115,600        8,450,360
 *Napco Security Systems, Inc..........................       52,300          252,086
 Nash Finch Co.........................................      242,700        5,600,303
 *Nashua Corp..........................................      118,000          790,600
 *Nastech Pharmaceutical Co., Inc......................       95,600          740,900
 *Nathans Famous, Inc..................................      112,300          370,590
 National City Bancorp.................................      115,314        3,374,664
 *National Equipment Services, Inc.....................      273,100          719,619
 *National Home Centers, Inc...........................       70,500           72,263
 *National Home Health Care Corp.......................       61,121          386,896
 National Presto Industries, Inc.......................      141,050        3,878,875
 *National Processing, Inc.............................       48,700        1,190,715
 *National Research Corp...............................       78,000          322,140
 *National RV Holdings, Inc............................      117,750        1,259,925
 National Steel Corp. Class B..........................      436,700          720,555
 National Technical Systems, Inc.......................      128,684          270,236
 *National Techteam, Inc...............................      275,300          801,123
 *National Western Life Insurance Co. Class A..........       24,300        2,282,378
 *NationsRent, Inc.....................................      107,600           61,332
 *Natrol, Inc..........................................      122,500          251,738
 *Natural Alternatives International, Inc..............       82,100          217,565
 *Natural Wonders, Inc.................................       89,100           64,041
 *Navidec, Inc.........................................      103,700          255,621
 *Navigators Group, Inc................................       13,500          230,850
 NBT Bancorp...........................................      101,347        1,563,784
 NCH Corp..............................................       97,600        5,273,328
 *NCI Building Systems, Inc............................      204,300        2,768,265
 *Nco Escrow...........................................       15,500                0
 *#NCO Portfolio Management, Inc.......................        2,151           14,089
 *#NCS Healthcare, Inc.................................      230,200           55,248
 *Neff Corp. Class A...................................       11,000           11,990
 Nelson (Thomas), Inc..................................      202,600        1,428,330
 *NeoMagic Corp........................................       10,600           35,510
 *Netmanage, Inc.......................................      690,413          466,029
 *Netro Corp...........................................       71,200          321,468
 *Network Equipment Technologies, Inc..................      391,100        1,486,180
 *Network Peripherals, Inc.............................       11,900          152,677
 *Netzee, Inc..........................................       11,937           51,926
                                                            SHARES             VALUE+
                                                            ------             ------

 *Neurocrine Biosciences, Inc..........................       26,900   $      979,295
 *New American Healthcare Corp.........................       23,600              177
 *New Brunswick Scientific Co., Inc....................       85,284          370,985
 *#New Century Financial Corp..........................      270,100        2,614,568
 *New Day Runner, Inc..................................        3,740            1,029
 *New Horizons Worldwide, Inc..........................       63,775        1,171,866
 New York Community Bancorp Inc........................       80,520        2,659,978
 *Newcor, Inc..........................................       64,712           87,361
 Newmark Homes Corp....................................        2,000           28,980
 Newmil Bancorp, Inc...................................       43,500          496,118
 *Nexell Therapeutics, Inc.............................          425              873
 *NEXIQ Technologies, Inc..............................      117,600          261,660
 *Nexthealth, Inc......................................       83,600          431,794
 *Niagara Corp.........................................      132,200          264,400
 Nitches, Inc..........................................        3,679           24,760
 *NMS Communications Corp..............................       99,300          714,464
 *NMT Medical, Inc.....................................      123,900          272,580
 *Nobel Learning Communities, Inc......................       72,900          634,959
 *Noel Group Inc.......................................       95,400            2,385
 Noland Co.............................................        2,000           42,750
 *Norstan, Inc.........................................      246,500          623,645
 *Nortek, Inc..........................................      151,700        4,399,300
 North Central Bancshares, Inc.........................       41,300          856,769
 Northeast Bancorp.....................................       22,500          258,750
 *Northland Cranberries, Inc. Class A..................      201,600          243,936
 Northrim Bank.........................................       26,696          358,260
 *Northwest Pipe Co....................................       98,200        1,458,761
 *#Novamed Eyecare, Inc................................       44,100          119,511
 *Novametrix Medical Systems, Inc......................       20,200          103,020
 *NPS Pharmaceuticals, Inc.............................       76,000        2,413,760
 *NS Group, Inc........................................      325,400        5,037,192
 *Nu Horizons Electronics Corp.........................      144,240        1,585,919
 *#NuCo2, Inc..........................................       30,800          413,952
 *Nuevo Energy Co......................................      241,500        4,854,150
 NUI Corp..............................................        3,240           69,725
 *Numerex Corp. Class A................................       77,800          544,600
 *Nutraceutical International Corp.....................      138,000          416,760
 *#Nx Networks, Inc....................................      157,700          149,815
 Nymagic, Inc..........................................      132,700        2,955,229
 *NZ Corp..............................................       87,400          453,606
 *O.I. Corp............................................       51,800          174,825
 *Oak Technology, Inc..................................      174,100        1,802,806
 *Oakwood Homes Corp...................................    1,072,500        2,252,250
 *Oceaneering International, Inc.......................      121,800        2,862,300
 OceanFirst Financial Corp.............................      164,000        3,914,680
 *O'Charleys, Inc......................................      127,000        2,216,785
 *Ocwen Financial Corp.................................      539,800        5,020,140
 *Officemax, Inc.......................................    1,452,000        5,154,600
 *Offshore Logistics, Inc..............................      385,000        8,117,725
 Oglebay Norton Co.....................................       52,200        1,560,258
 *Ohio Art Co..........................................        3,600           41,400
 Ohio Casualty Corp....................................    1,335,200       11,622,916
 Oil-Dri Corp. of America..............................       50,800          414,020
 *Old Dominion Freight Lines, Inc......................      134,300        1,460,513
 *Olympic Steel, Inc...................................      220,200          884,103
 *Omega Protein Corp...................................      493,200        1,011,060
 *Omega Worldwide, Inc.................................       82,100          216,334
 Omnova Solutions, Inc.................................       20,700          112,815
 *Omtool, Ltd..........................................      279,400          264,033
 *On Command Corp......................................       54,900          331,871
 *One Price Clothing Stores, Inc.......................      163,400          142,158
 *Ontrack Data International, Inc......................       23,400          138,879

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Onyx Acceptance Corp.................................      113,100   $      540,053
 *Opinion Research Corp................................       43,900          313,885
 *Opta Food Ingredients, Inc...........................      206,100          314,303
 *Opti, Inc............................................      168,800          610,212
 *OpticNet, Inc........................................       28,750                0
 *Optika Imaging Systems, Inc..........................       86,000          117,390
 *Option Care, Inc.....................................          500            8,285
 *Orbital Sciences Corp................................       99,600          396,408
 Oregon Steel Mills, Inc...............................      516,761        3,725,847
 *Oriole Homes Corp. Class A Convertible...............       20,800           55,120
 *Oriole Homes Corp. Class B...........................       30,900           63,345
 *Orleans Homebuilders, Inc............................       20,100           63,315
 *Oroamerica, Inc......................................      119,400        1,607,721
 *OrthAlliance, Inc....................................        5,100           15,861
 *Orthologic Corp......................................      376,600        1,158,045
 Oshkosh Truck Corp. Class B...........................       31,700        1,182,886
 *Oshman's Sporting Goods, Inc.........................       71,000        1,203,450
 *OSI Systems, Inc.....................................      148,700          598,518
 *Osmonics, Inc........................................      164,000        1,843,360
 *Osteotech, Inc.......................................       44,600          209,620
 *Ostex International, Inc.............................       97,400          160,223
 *OTR Express, Inc.....................................       15,000                0
 *Outlook Group Corp...................................       61,800          316,725
 *Outsource International, Inc.........................       83,400           22,101
 *Overland Data........................................          500            2,848
 Overseas Shipholding Group, Inc.......................      671,400       23,492,286
 *Owens-Illinois, Inc..................................      741,600        5,235,696
 Owosso Corp...........................................      108,600          123,804
 Oxford Industries, Inc................................      112,800        2,442,120
 *OYO Geospace Corp....................................        7,000          169,995
 *Pacificare Health Systems, Inc.......................      178,164        3,153,503
 *Packaged Ice, Inc....................................       55,000          107,250
 *Pagasus Systems, Inc.................................       21,100          243,811
 *PAM Transportation Services, Inc.....................       45,400          433,570
 Pamrapo Bancorp, Inc..................................       32,300          783,275
 *Pancho's Mexican Buffet, Inc.........................       14,600           61,685
 *Panera Bread Co......................................      178,800        6,564,642
 *Par Technology Corp..................................      164,700          527,040
 Park Electrochemical Corp.............................      197,950        4,289,577
 *Parker Drilling Co...................................    1,225,900        7,821,242
 *Park-Ohio Holdings Corp..............................      185,735          913,816
 Parkvale Financial Corp...............................       52,025        1,247,299
 *Parlex Corp..........................................       67,500          838,688
 *Parlux Fragrances, Inc...............................      230,900          551,851
 Patina Oil & Gas Corp.................................      203,126        6,134,405
 Patrick Industries, Inc...............................       99,650          871,938
 *Patterson-UTI Energy, Inc............................       29,200          859,648
 *Paul Harris Stores, Inc..............................      133,000            1,663
 *Paula Financial, Inc.................................       93,900          175,593
 *Paul-Son Gaming Corp.................................       35,400           92,925
 *Paxar Corp...........................................       98,600        1,183,200
 *Paxson Communications Corp...........................      462,700        5,737,480
 *Payless Cashways, Inc................................        4,184            4,100
 *PCD, Inc.............................................       58,300          287,128
 *PC-Tel, Inc..........................................      233,400        2,332,833
 *Pediatric Services of America, Inc...................       83,900          408,593
 *Pediatrix Medical Group, Inc.........................      252,000        6,882,120
 Peerless Manufacturing Co.............................       16,000          451,920
 *Peerless Systems Corp................................      120,900          196,463
 Penford Corp..........................................       81,000        1,029,105
 *#Penn Traffic Company................................        1,160            6,757
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Penn Treaty American Corp...........................      116,200   $      488,040
 Penn Virginia Corp....................................      163,900        6,051,188
 Penn-America Group, Inc...............................      165,450        1,663,600
 Pennfed Financial Services, Inc.......................      128,900        2,902,184
 *Pentacon, Inc........................................      129,000          116,100
 *Penwest Pharmaceuticals Company......................          200            3,133
 Peoples Bancshares, Inc. Massachusetts................       32,400          464,940
 Pep Boys - Manny, Moe & Jack..........................    1,211,900       10,664,720
 *Perceptron, Inc......................................      159,500          234,465
 *Perini Corp..........................................       71,100          615,015
 *Perrigo Co...........................................      737,600       10,278,456
 *Perry Ellis International, Inc.......................       93,100          777,385
 *Per-Se Technologies, Inc.............................      364,566        2,161,876
 *Personnel Group of America, Inc......................      446,000          784,960
 *Petrocorp, Inc.......................................      102,600        1,076,274
 *Petroleum Development Corp...........................      232,300        1,865,369
 *PetSmart, Inc........................................      107,300          574,592
 PFF Bancorp, Inc......................................      108,400        2,357,158
 *Pharmchem Laboratories, Inc..........................       64,900          231,044
 *Phar-Mor, Inc........................................      243,300          189,774
 *Philadelphia Consolidated Holding Corp...............        8,300          262,654
 Phillips-Van Heusen Corp..............................      592,800        9,188,400
 *Photo Control Corp...................................        4,200           12,663
 *PhotoWorks, Inc......................................      208,100          166,480
 *Piccadilly Cafeterias, Inc...........................      187,700          322,844
 *Pico Holdings, Inc...................................      133,820        1,767,093
 *Picturetel Corp......................................      727,000        3,896,720
 Pier 1 Imports, Inc...................................      114,200        1,341,850
 *Pierre Foods, Inc....................................      133,100          177,023
 Pilgrim Pride Corp....................................      462,700        5,552,400
 Pilgrim's Pride Corp..................................      165,600        1,333,080
 *#Pillowtex Corp......................................      228,100           25,091
 Pinnacle Bancshares, Inc..............................       10,400           81,952
 *Pinnacle Entertainment, Inc..........................      269,200        2,479,332
 *Pinnacle Global Group, Inc...........................       22,800          137,940
 *Pinnacle Systems, Inc................................       85,620          607,902
 Pioneer Standard Electronics, Inc.....................      461,100        5,212,736
 Pitt-Des Moines, Inc..................................      123,200        4,250,400
 Pittston Brink's Group................................      277,322        6,517,067
 *Planar Systems, Inc..................................      141,000        3,150,645
 *PlanVista Corp.......................................      302,298        2,478,844
 *Play By Play Toys and Novelties, Inc.................       94,600           14,427
 PMR Corp..............................................      110,400          168,360
 Pocahontas Bancorp, Inc...............................       75,500          557,945
 *Point West Capital Corp..............................       14,300            4,505
 Polaroid Corp.........................................      307,500        1,469,850
 *Polymedica Industries, Inc...........................          740           23,610
 Polymer Group, Inc....................................      591,900        1,775,700
 Polyone Corp..........................................      250,400        2,268,624
 *Pomeroy Computer Resource, Inc.......................       23,000          350,750
 Pope & Talbot, Inc....................................      240,800        3,419,360
 Potlatch Corp.........................................      173,000        5,947,740
 *Powell Industries, Inc...............................       52,300        1,575,276
 *Powercerv Corp.......................................      186,000           28,830
 *PPT Vision, Inc......................................       89,000          192,685
 *Premier Financial Bancorp............................        1,100            8,206
 Presidential Life Corp................................      428,300        7,544,505
 *Previo, Inc..........................................       28,100          108,888
 *Price Communications Corp............................      383,787        7,092,384
 *Pricesmart, Inc......................................       36,850        1,579,944

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Pride International, Inc............................      188,600   $    5,022,418
 *Prime Hospitality Corp...............................      839,800        9,657,700
 *Prime Medical Services, Inc..........................      181,700          966,644
 Primesource Corp......................................       95,954          390,053
 *Printronix, Inc......................................       87,100          513,890
 *Printware, Inc.......................................        4,800           10,848
 *Procurenet, Inc......................................       22,400                0
 *Professionals Group, Inc.............................       86,434        2,344,090
 *Profit Recovery Group International, Inc.............      111,000        1,108,335
 *Programmers Paradise, Inc............................       86,900          293,288
 Progress Financial Corp...............................       31,602          248,866
 Promistar Financial Corp..............................       39,925          689,106
 *Protection One, Inc..................................    1,169,100        1,578,285
 *Provant, Inc.........................................      289,300          724,697
 *#Provell, Inc........................................       67,200          269,808
 Providence & Worcester Railroad Co....................       19,300          193,000
 *Provident Financial Holdings, Inc....................       22,200          500,610
 *PSC, Inc.............................................        9,300           10,416
 *PSS World Medical, Inc...............................      550,900        2,828,872
 *PTEK Holdings, Inc...................................      702,300        1,783,842
 Pulaski Financial Corp................................       22,400          290,640
 *Pure Resources, Inc..................................       17,321          424,538
 *Pure World, Inc......................................      104,400          122,148
 Pyramid Breweries, Inc................................      101,900          272,583
 *Qad, Inc.............................................        5,500           18,398
 *QEP Co., Inc.........................................       29,000          103,675
 *QRS Corp.............................................       13,900          158,530
 *Quad Systems Corp....................................       72,100              216
 Quaker Chemical Corp..................................       71,600        1,448,468
 *Quaker City Bancorp, Inc.............................       63,562        1,866,498
 *Quaker Fabric Corp...................................      276,100        3,059,188
 *Quality Dining, Inc..................................      226,200          480,675
 *Quality Systems, Inc.................................       80,500        1,143,503
 Quanex Corp...........................................      298,202        6,664,815
 *Questron Technology, Inc.............................          800            3,000
 *Quigley Corp.........................................       22,100           30,167
 *Quipp, Inc...........................................        1,300           22,022
 Quixote Corp..........................................       38,300          964,969
 *R & B, Inc...........................................      129,000          441,825
 *Racing Champions Corp................................       83,100          272,153
 *Radiance Medical Systems, Inc........................      103,000          553,110
 *Rag Shops, Inc.......................................       55,755          149,145
 *Railamerica, Inc.....................................      281,965        3,702,200
 *RailWorks Corp.......................................      119,700          533,862
 *Ramsay Youth Services, Inc...........................       31,066           80,616
 *Range Resources Corp.................................      593,891        3,563,346
 *Rare Hospitality International, Inc..................      146,300        3,403,670
 Raven Industries, Inc.................................       17,400          434,913
 *Ravisent Technologies, Inc...........................       79,800          159,999
 *Rawlings Sporting Goods, Inc.........................       11,300           58,534
 *Raytech Corp.........................................       30,300           93,930
 *Raytel Medical Corp..................................       53,333          108,267
 *RCM Technologies, Inc................................      238,900        1,140,748
 *RDO Equipment Co. Class A............................       97,500          319,800
 *Reading Entertainment, Inc...........................       75,736          143,520
 *Read-Rite Corp.......................................      307,500        1,548,263
 *Recoton Corp.........................................      204,932        3,763,576
 *Redhook Ale Brewery, Inc.............................      131,700          271,961
 Redwood Empire Bancorp................................       28,200          881,109
 *Reebok International, Ltd............................      335,300        9,670,052
 *Refac................................................       56,785          128,050
                                                            SHARES             VALUE+
                                                            ------             ------

 Regal Beloit Corp.....................................      166,500   $    3,363,300
 *Regeneron Pharmaceuticals, Inc.......................      308,700        9,852,161
 *Rehabilicare, Inc....................................       17,300           57,782
 *Reliability, Inc.....................................      105,600          382,800
 *Relm Wireless Corp...................................       59,254           55,106
 *Remec, Inc...........................................       96,800          794,728
 *Remington Oil & Gas Corp.............................        9,100          150,150
 *Renaissance Worldwide, Inc...........................      684,500          290,913
 *Rentrak Corp.........................................       63,000          218,610
 *Rent-Way, Inc........................................      380,700        2,702,970
 *#Reptron Electronics, Inc............................       94,400          556,488
 *Republic Bankshares, Inc.............................      120,100        1,972,643
 *Republic First Bancorp, Inc..........................       53,230          300,750
 *Res-Care, Inc........................................        4,200           20,790
 *ResortQuest International, Inc.......................      288,000        3,525,120
 Resource America, Inc.................................      420,600        5,753,808
 Resource Bancshares Mortgage Group, Inc...............      352,735        2,532,637
 *Rex Stores Corp......................................       89,800        2,020,500
 *Rexhall Industries, Inc..............................       14,099           71,552
 *RF Monolithics, Inc..................................       13,400           63,583
 Richardson Electronics, Ltd...........................      105,200        1,314,474
 *Riddell Sports, Inc..................................      125,700          182,265
 Riggs National Corp...................................      518,900        8,279,050
 *Right Management Consultants, Inc....................      131,400        2,529,450
 *Rightchoice Managed Care, Inc........................       44,700        1,743,300
 *Riverside Group, Inc.................................        3,200            2,360
 Riverview Bancorp, Inc................................       62,400          620,880
 *Riviera Holdings Corporation.........................        5,500           36,025
 *Riviera Tool Co......................................       16,500           27,720
 RLI Corp..............................................      150,230        6,201,494
 *RMH Teleservices, Inc................................       72,700          610,680
 *Roadhouse Grill, Inc.................................      152,700          255,009
 Roadway Express, Inc..................................       25,900          679,746
 Roanoke Electric Steel Corp...........................      159,600        2,476,992
 Robbins & Myers, Inc..................................        3,700           91,945
 *Robotic Vision Systems, Inc..........................      198,300          308,357
 *Rochester Medical Corp...............................       29,000          178,350
 *Rock of Ages Co......................................       90,900          534,038
 Rock-Tenn Co. Class A.................................      415,750        4,531,675
 *Rocky Shoes & Boots, Inc.............................       75,400          351,741
 *Rofin-Sinar Technologies, Inc........................       33,800          398,502
 *Rogue Wave Software, Inc.............................      117,000          499,590
 *Rottlund, Inc........................................       40,600          200,970
 Rouge Industries, Inc. Class A........................      271,100          566,599
 Rowe Furniture Corp...................................        6,800           26,384
 *Royal Precision, Inc.................................       14,150           29,786
 RPC, Inc..............................................      163,000        2,347,200
 *RTI International Metals, Inc........................      357,850        5,160,197
 *RTW, Inc.............................................      169,700          255,399
 *Rural/Metro Corp.....................................      134,500          133,828
 *Rush Enterprises, Inc................................      110,600          559,083
 Russ Berrie & Co., Inc................................      196,300        5,251,025
 Russell Corp..........................................      277,100        4,973,945
 *Ryans Family Steak Houses, Inc.......................      672,800        8,325,900
 Ryder System, Inc.....................................      117,400        2,575,756
 Ryerson Tull, Inc.....................................      407,939        5,344,001
 Ryland Group, Inc.....................................      297,100       13,458,630
 *S&K Famous Brands, Inc...............................      106,100          893,362
 *S1 Corporation.......................................       20,700          232,772
 *Safeguard Scientifics, Inc...........................      109,800          668,682
 *Safety Components International, Inc.................        1,155            5,833

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *SAGA Systems, Inc. Escrow Shares.....................      113,000   $            0
 *Sage, Inc............................................      105,300        1,187,258
 *Salient 3 Communications, Inc. Class A...............       72,900          158,558
 *#Salton/Maxim Housewares, Inc........................       19,300          384,070
 *Sames Corp...........................................       30,918            9,275
 *San Filippo (John B.) & Son, Inc.....................       75,700          387,963
 Sanderson Farms, Inc..................................      227,400        3,063,078
 *Sands Regent Casino Hotel............................       15,492           41,054
 *Saucony, Inc. Class A................................       28,000          171,920
 *Saucony, Inc. Class B................................       51,100          311,455
 *SBS Technologies, Inc................................        1,800           32,904
 *ScanSoft, Inc........................................       43,577           54,471
 *Scheid Vineyards, Inc................................       36,100          119,130
 *Schein (Henry), Inc..................................       22,300          843,275
 *Scherer Healthcare, Inc..............................          900            3,038
 *Schieb (Earl), Inc...................................       75,600          177,660
 *Schlotzskys, Inc.....................................      169,400          874,104
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,236,400
 *Schuff Steel Company.................................      112,000          688,800
 *Schuler Homes, Inc...................................      365,100        5,175,293
 Schulman (A.), Inc....................................      438,700        5,586,845
 Schultz Sav-O Stores, Inc.............................       15,300          216,189
 Schweitzer-Maudoit International, Inc.................      262,900        5,494,610
 Scope Industries, Inc.................................        8,100          333,315
 SCPIE Holdings, Inc...................................      147,900        2,810,100
 Seaboard Corp.........................................       28,440        5,488,920
 Seacoast Financial Services Corp......................      127,846        1,891,482
 *Seacor Smit, Inc.....................................      247,350       11,798,595
 *Secom General Corp...................................       11,500           26,594
 *SED International Holdings, Inc......................      129,700          146,561
 *SEEC, Inc............................................       92,100          258,341
 *Segue Software, Inc..................................       68,900          208,423
 *Seitel, Inc..........................................      337,700        5,909,750
 Selas Corp. of America................................       76,500          269,280
 *#Select Comfort Corp.................................       22,100           15,470
 Selective Insurance Group, Inc........................      441,300       11,034,707
 *Seminis, Inc. Class A................................        2,000            3,030
 *Semitool, Inc........................................      108,100        1,252,879
 *SEMX Corp............................................      104,700          468,533
 *Seneca Foods Corp. Class B...........................       10,500          141,225
 Sensormatic Electronics Corp..........................      467,900        7,369,425
 *Sequa Corp. Class A..................................      100,100        5,009,004
 *Sequa Corp. Class B..................................       31,400        1,915,400
 *SeraCare, Inc........................................        6,700           43,550
 *Service Corp. International..........................    2,299,600       16,235,176
 *Servotronics, Inc....................................          400            1,400
 *Sharper Image Corp...................................        6,500           75,563
 *#Sheldahl, Inc.......................................      251,750          440,563
 *Shells Seafood Restaurants, Inc......................       42,100           33,891
 *Shiloh Industries, Inc...............................      159,000          842,700
 *Shoe Carnival, Inc...................................      227,300        2,701,461
 *Shoe Pavilion, Inc...................................        9,500           11,305
 *Sholodge, Inc........................................       76,800          410,880
 *Shopko Stores, Inc...................................      616,600        4,624,500
 *Sierra Health Services, Inc..........................      497,200        3,008,060
 Sifco Industries, Inc.................................       76,615          413,721
 *Sight Resource Corp..................................       96,800           34,848
 *Sigmatron International, Inc.........................       16,800           22,428
 *Signal Technology Corp...............................       64,900          649,000
 *Signature Eyewear, Inc...............................       17,000            7,650
                                                            SHARES             VALUE+
                                                            ------             ------

 *Silicon Graphics, Inc................................    1,722,000   $    3,633,420
 *Silver Stream Software, Inc..........................       82,700          547,061
 *Silverleaf Resorts, Inc..............................      243,300          141,114
 Simmons First National Corp. Class A..................       42,200        1,449,359
 *Simon Transportation Services, Inc...................       91,300          449,653
 *Simon Worldwide, Inc.................................      357,000          944,265
 *Simula, Inc..........................................       78,650          243,815
 *Sinclair Broadcast Group, Inc. Class A...............      328,700        2,946,796
 *Sipex Corp...........................................      108,100        1,179,371
 *Sitel Corp...........................................      467,400        1,060,998
 *Sizzler International, Inc...........................      263,100          355,185
 Skyline Corp..........................................      119,000        2,891,700
 Skywest, Inc..........................................       68,900        1,956,416
 SLI, Inc..............................................      477,400        3,389,540
 *Smart & Final Food, Inc..............................      262,800        2,890,800
 *SmartDisk Corp.......................................      103,400          272,976
 *SMC Corp.............................................       74,100          270,465
 Smith (A.O.) Corp.....................................      318,200        5,361,670
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,324,315
 *Smithway Motor Express Corp. Class A.................       73,800          182,655
 *#Software Spectrum, Inc..............................       63,000          764,505
 *Sola International, Inc..............................      479,600        6,786,340
 *Sonic Automotive, Inc................................      318,500        4,236,050
 *SONICblue, Inc.......................................      610,268        2,218,324
 *SOS Staffing Services, Inc...........................      233,200          332,310
 *Sound Advice, Inc....................................       25,100          344,121
 *#Source Information Management, Inc..................        7,700           48,741
 South Financial Group, Inc............................      302,751        4,898,511
 South Jersey Industries, Inc..........................      190,277        5,784,421
 *Southern Energy Homes, Inc...........................      168,100          427,815
 *Southwall Technologies, Inc..........................       87,400          232,921
 *Southwestern Energy Co...............................      475,200        7,294,320
 *Spacehab, Inc........................................      128,700          305,019
 *Spacelabs Medical, Inc...............................      182,900        1,970,748
 Span-American Medical System, Inc.....................       25,900          119,270
 *Spanish Broadcasting System, Inc.....................      525,700        3,393,394
 *SPAR Group, Inc......................................        6,000            7,140
 Spartan Motors, Inc...................................      285,200          978,236
 *Sparton Corp.........................................      110,200          716,300
 *Special Metals Corp..................................       52,300          166,053
 *Spectrasite Holdings, Inc............................      565,400        4,141,555
 *Spectrian Corp.......................................       71,500        1,194,765
 *Spectrum Control, Inc................................       87,200          771,720
 *SpeedFam-IPEC, Inc...................................      529,347        2,411,176
 *Speizman Industries, Inc.............................       40,400           53,328
 *Spherion Corporation.................................      576,100        4,176,725
 *Sphinx International, Inc............................      106,750          128,100
 Spiegel, Inc. Class A Non-Voting......................       21,600          164,484
 *Sport Chalet, Inc....................................       45,900          399,330
 *Sport Supply Group, Inc..............................      105,400          151,776
 *Sport-Haley, Inc.....................................       60,800          197,904
 *Sports Authority, Inc................................      610,400        1,812,888
 *Sports Club Co., Inc.................................      116,000          368,300
 *SportsLine USA, Inc..................................      124,300          344,933
 *Sportsman's Guide, Inc...............................       90,700          186,842
 Springs Industries, Inc. Class A......................      153,300        6,929,160
 *SPS Technologies, Inc................................        2,700          135,810
 *SRF/Surgical Express, Inc............................       36,000        1,015,200
 *SS&C Technologies, Inc...............................       62,100          306,153

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *SSE Telecom, Inc.....................................       81,400   $        6,512
 St. Francis Capital Corp..............................      107,400        2,334,339
 St. Mary Land & Exploration Co........................       23,400          519,597
 *Staar Surgical Co....................................      295,500        1,013,565
 Staff Leasing, Inc....................................       72,700          269,354
 *Stage II Apparel Corp................................       31,600           12,640
 *#Stage Stores, Inc...................................       32,200              467
 Standard Commercial Corp..............................      243,080        4,351,132
 *Standard Management Corp.............................      134,600          750,395
 *Standard Microsystems Corp...........................      216,600        2,615,445
 Standard Motor Products, Inc. Class A.................      202,650        2,735,775
 Standard Pacific Corp.................................      659,300       12,164,085
 Standard Register Co..................................      287,600        4,745,400
 *Stanley Furniture, Inc...............................      118,400        3,959,888
 *Star Buffet, Inc.....................................        7,200           22,392
 *Star Multi Care Service, Inc.........................        6,344            9,135
 *STAR Telecommunications, Inc.........................      312,100            6,554
 *Starcraft Corp.......................................       25,000           40,625
 *StarMedia Network, Inc...............................       12,000           32,940
 Starrett (L.S.) Co. Class A...........................       58,400        1,293,560
 State Auto Financial Corp.............................      121,000        1,842,830
 State Financial Services Corp. Class A................      110,100        1,366,892
 Staten Island Bancorp, Inc............................       82,800        2,206,620
 *Steel Dynamics, Inc..................................        6,600           91,344
 Steel Technologies, Inc...............................      214,600        1,421,725
 *SteelCloud Co........................................        6,100            2,867
 *Steinway Musical Instruments, Inc....................       13,200          265,848
 Stepan Co.............................................      128,900        3,080,710
 Stephan Co............................................       51,500          154,500
 Sterling Bancorp......................................       73,782        2,182,472
 *Sterling Financial Corp..............................      143,968        2,170,318
 Stewart & Stevenson Services, Inc.....................      368,600       10,728,103
 Stewart Enterprises, Inc..............................    2,461,900       18,722,750
 *Stewart Information Services Corp....................      204,200        3,502,030
 Stifel Financial Corp.................................       86,472        1,128,460
 *STM Wireless, Inc. Class A...........................       95,100          174,984
 *Stockwalk.com Group, Inc.............................       56,495           88,697
 *Stone & Webster, Inc.................................      205,200          279,072
 *Stoneridge, Inc......................................      425,800        3,874,780
 *#Stratasys, Inc......................................       35,000          119,875
 *Strategic Distribution, Inc..........................       67,478          558,380
 *Stratus Properties, Inc..............................       99,750        1,154,606
 Stride Rite Corp......................................      610,300        4,943,430
 *Strouds, Inc.........................................      144,100            3,963
 *Suburban Lodges of America, Inc......................      241,100        1,826,333
 *Success Bancshares, Inc..............................       10,500          192,728
 *Successories, Inc....................................      141,800          241,060
 *Summa Industries, Inc................................        9,200           87,860
 *#Sunbeam Corp........................................       53,000            3,511
 *Sundance Homes, Inc..................................       40,500            1,721
 *Sunrise Assisted Living, Inc.........................      128,500        3,058,943
 *Superior Consultant Holdings Corp....................        3,900           19,149
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,317,810
 *Superior Telecom, Inc................................      307,700          953,870
 *Suprema Specialties, Inc.............................       50,500          567,620
 Susquehanna Bancshares, Inc...........................      189,772        3,180,579
 *Swift Energy Corp....................................       37,400        1,253,274
 *Swiss Army Brands, Inc...............................       90,600          611,550
 *Sykes Enterprises, Inc...............................       36,500          281,233
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sylvan Learning Systems, Inc.........................      294,100   $    5,442,321
 *Sylvan, Inc..........................................      104,000        1,316,640
 *Symmetricom, Inc.....................................      322,300        4,836,112
 *Symphonix Devices, Inc...............................       11,500           14,490
 *Syms Corp............................................      242,600        1,637,550
 Synalloy Corp.........................................       92,850          684,769
 *Synaptic Pharmaceutical Corp.........................      101,400          593,190
 *Synbiotics Corp......................................      130,300           52,120
 *Syncor International Corp............................       71,800        2,092,611
 *Syntellect, Inc......................................      204,300          545,481
 *Sypris Solutions, Inc................................       26,250          153,431
 *Systemax, Inc........................................      434,000        1,236,900
 Tab Products Co.......................................       70,600          256,278
 *Taitron Components, Inc..............................        6,500           16,770
 *Tandy Brand Accessories, Inc.........................       44,000          261,800
 *Tandy Crafts, Inc....................................      197,400            5,429
 *Tarrant Apparel Group................................       29,800          183,270
 Tasty Baking Co.......................................        4,200           69,426
 *TBA Entertainment Corp...............................      138,000          539,580
 *TBC Corp.............................................      435,300        3,608,637
 *TCSI Corp............................................      413,700          465,413
 *TEAM Mucho, Inc......................................        2,500            8,375
 *Team, Inc............................................       85,500          260,775
 *Technical Communications Corp........................        6,300           11,907
 Technology Research Corp..............................       65,400          108,891
 *Technology Solutions Corp............................       64,000          127,360
 Tecumseh Products Co. Class A.........................       99,700        5,190,881
 Tecumseh Products Co. Class B.........................       15,600          733,980
 *Tegal Corp...........................................      208,000          578,240
 *Telemate.Net Software, Inc...........................       47,500           73,625
 *Telscape International, Inc..........................        1,200              264
 *Temtex Industries, Inc...............................       35,700           19,814
 Tenneco Automotive, Inc...............................      780,720        2,474,882
 *Terayon Communication Systems, Inc...................       18,300          106,872
 *Terex Corp...........................................      199,000        4,376,010
 *Terra Industries, Inc................................    1,539,700        6,851,665
 *Tesoro Petroleum Corp................................      672,900       10,463,595
 *Tetra Technologies, Inc..............................      257,400        7,207,200
 Texas Industries, Inc.................................      306,162       10,026,806
 TF Financial Corp.....................................       32,100          623,061
 *TFC Enterprises, Inc.................................       21,900           38,873
 *The Beard Company....................................       22,500           19,125
 *Thermo Fibertek, Inc.................................      425,000        1,657,500
 *TheStreet.com, Inc...................................      290,200          513,654
 Thomas & Betts Corp...................................       14,700          307,083
 *Thomas Group, Inc....................................       40,400          215,130
 Thomas Industries, Inc................................      138,650        3,778,213
 *Thomaston Mills, Inc.................................       34,800              487
 Thor Industries, Inc..................................        3,900           99,450
 *Thorn Apple Valley, Inc..............................       14,800              370
 Three Rivers Bancorp, Inc.............................       67,550          753,183
 *Tier Technologies, Inc. Class B......................      132,700        1,301,124
 *TII Industries, Inc..................................      104,700          118,311
 Timberland Bancorp, Inc...............................       62,200          967,210
 Timken Co.............................................      348,300        6,164,910
 *Tipperary Corp.......................................      126,900          380,700
 Titan International, Inc..............................      263,600        1,375,992
 *Titanium Metals Corp.................................      573,500        7,575,935
 *Todd Shipyards Corp..................................      143,100        1,116,180
 *Toddhunter International, Inc........................       76,000          609,520
 Toro Co...............................................       84,300        3,447,870

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Total Entertainment Restaurant Corp..................       20,300   $       62,930
 *Tower Air, Inc.......................................      166,400           13,728
 *Tower Automotive, Inc................................      898,650        8,905,622
 *Toymax International, Inc............................       16,800           33,768
 *Track 'n Trail, Inc..................................       13,800            1,449
 *Tractor Supply Co....................................      107,200        1,658,384
 *Traffix, Inc.........................................       32,700          108,074
 *Trailer Bridge, Inc..................................      111,200          216,840
 *#Trans World Airlines, Inc...........................      638,300           31,915
 *Trans World Entertainment Corp.......................       13,300          110,523
 *Transact Technologies, Inc...........................        9,700           84,875
 *Transmation, Inc.....................................       60,000          147,600
 *Transmedia Network, Inc..............................       36,700          132,120
 *Transmontaigne Oil Co................................      208,050        1,198,368
 *Transport Corp. of America...........................       12,500           78,750
 Transport Lux Corp....................................        2,746           16,888
 *Transportation Components, Inc.......................      310,800           19,425
 Transpro, Inc.........................................       78,900          228,810
 Transtechnology Corp..................................       97,300          866,943
 *Transworld Healthcare, Inc...........................      228,600          571,500
 *TRC Companies, Inc...................................       71,650        3,672,063
 Tredegar Industries, Inc..............................        4,900           97,412
 Tremont Corp..........................................       70,633        2,818,257
 *Trend-Lines, Inc. Class A............................       70,900            3,191
 Trenwick Group, Ltd...................................      340,576        7,741,292
 *Triad Hospitals, Inc.................................      268,228        6,625,232
 *Trico Marine Services, Inc...........................      455,200        5,897,116
 *Trident Microsystems, Inc............................      194,700          931,640
 *Tridex Corp..........................................       56,800           11,076
 Trinity Industries, Inc...............................      213,000        4,760,550
 *TriPath Imaging, Inc.................................       56,487          494,544
 *Triple S Plastics, Inc...............................       32,100          216,033
 *Tripos, Inc..........................................       86,132        1,042,197
 *Triumph Group........................................      114,900        5,237,142
 *TRM Copy Centers Corp................................       98,200          152,210
 *#Trump Hotels & Casino Resorts, Inc..................      259,000          518,000
 Tucker Anthony Sutro Corp.............................      227,700        4,986,630
 *Tumbleweed Communications Corp.......................       10,700           42,105
 *Tut Systems, Inc.....................................       28,000           64,540
 Twin Disc, Inc........................................       35,200          593,120
 *Twinlab Corp.........................................      384,300          676,368
 *Tyler Technologies, Inc..............................      265,300          700,392
 U.S. Aggregates, Inc..................................      105,300          106,353
 *#U.S. Diagnostic, Inc................................       36,600            4,118
 *U.S. Home & Garden, Inc..............................       11,600           10,150
 U.S. Industries, Inc..................................      972,200        5,512,374
 *U.S. Vision, Inc.....................................       52,600          183,837
 *Ubics, Inc...........................................       55,700           76,866
 *Ugly Duckling Corp...................................      227,300          984,209
 *UICI.................................................      816,900        6,943,650
 UIL Holdings Corp.....................................        1,200           56,892
 *Ultimate Electronics, Inc............................       67,500        1,670,288
 *Ultrak, Inc..........................................      189,300          514,896
 *Ultralife Batteries, Inc.............................      146,000          859,940
 *Ultratech Stepper, Inc...............................      210,500        3,926,878
 UMB Financial Corp....................................       53,523        2,015,141
 *Unapix Entertainment, Inc............................       62,900              440
 Unico American Corp...................................       76,300          448,644
 *Unifab International, Inc............................       32,500          149,500
 *Unifi, Inc...........................................      803,900        6,270,420
 Unifirst Corp.........................................      160,800        2,950,680
 *Uni-Marts, Inc.......................................      103,200          190,920
                                                            SHARES             VALUE+
                                                            ------             ------

 *Union Acceptance Corp. Class A.......................       67,900   $      364,623
 *Uniroyal Technology Corp.............................        9,800           92,169
 *Unit Corp............................................      278,600        6,023,332
 *United American Healthcare Corp.,....................       17,950           23,784
 *United Auto Group, Inc...............................      176,400        2,471,364
 United Community Financial Corp.......................      282,900        1,971,813
 United Fire Casualty Co...............................       35,450        1,181,017
 United Industrial Corp................................      223,100        3,881,940
 United National Bancorp...............................        2,832           56,980
 *United Natural Foods, Inc............................      101,600        1,784,604
 United Parcel Service, Inc............................       35,360        2,102,152
 *United Retail Group, Inc.............................      236,700        2,189,475
 *United Road Services, Inc............................        5,380            1,614
 *United States Energy Corp............................       25,700          154,200
 *Universal American Financial Corp....................       56,200          341,415
 Universal Corp........................................      117,700        4,686,814
 Universal Forest Products, Inc........................       37,700          747,214
 *Universal Stainless & Alloy Products, Inc............      118,900        1,183,055
 *Uno Restaurant Corp..................................      113,410        1,066,054
 *Unova, Inc...........................................    1,211,900        6,120,095
 *Urocor, Inc..........................................      144,700        2,309,412
 *Urologix, Inc........................................      152,400        3,390,138
 *URS Corp.............................................      141,566        3,832,192
 *Ursus Telecom Corp...................................        2,100              105
 *US Liquids, Inc......................................      170,050          775,428
 *US Oncology, Inc.....................................    1,764,374       13,206,339
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,322,013
 *USA Truck, Inc.......................................       46,100          310,714
 Usec, Inc.............................................      934,300        8,754,391
 USG Corp..............................................      131,600        1,100,176
 *V.I. Technologies, Inc...............................       14,500          142,970
 *Vail Resorts, Inc....................................      154,775        3,196,104
 *Valence Technology, Inc..............................       10,600           80,348
 *Valley National Gases, Inc...........................       13,800           63,135
 *Value City Department Stores, Inc....................      536,200        5,496,050
 *Valuevision International, Inc. Class A..............      164,500        3,366,493
 *Vans, Inc............................................      147,700        3,630,466
 *Vari L Co., Inc......................................       54,900          109,800
 *Variflex, Inc........................................       71,500          493,350
 *Verdant Brands, Inc..................................        8,700               78
 *Verilink Corp........................................      158,900          687,243
 *Veritas DGC, Inc.....................................       53,800        1,883,538
 *Versar, Inc..........................................        1,300            2,795
 *#Verso Technologies, Inc.............................       44,485           41,371
 *Verticalbuyer Inc....................................        7,773              544
 Vesta Insurance Group, Inc............................      332,900        3,292,381
 *Vestcom International, Inc...........................      185,000          427,350
 *VIA NET.WORKS, Inc...................................       80,300          134,503
 *Viant Corp...........................................       22,800           38,418
 *Vicon Industries, Inc................................       71,500          172,315
 *Video Display Corp...................................       66,240          364,320
 *Viewpoint Corp.......................................       30,900          161,453
 *Viisage Technology, Inc..............................       10,400           21,684
 Vintage Petroleum, Inc................................      117,000        2,527,200
 Virco Manufacturing Corp..............................      136,287        1,356,056
 *#Vision Twenty-One, Inc..............................       17,400            1,088
 *Visual Networks, Inc.................................       26,900          180,096
 Vital Signs, Inc......................................      169,200        5,845,860
 *Vitech America, Inc..................................        1,400              945
 *Volt Information Sciences, Inc.......................      167,300        3,036,495
 *VTEL Corp............................................      369,300          498,555

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Vulcan International Corp.............................       12,200   $      471,225
 *Vysis, Inc...........................................        6,600          127,611
 Wabash National Corp..................................      527,200        6,089,160
 *Wackenhut Corp. Class A..............................       59,800          959,790
 *Wackenhut Corp. Class B Non-Voting...................       85,600        1,092,256
 *Walker Interactive Systems, Inc......................      162,700          115,517
 *Wall Street Deli, Inc................................       39,700           32,157
 Wallace Computer Services, Inc........................      719,700       12,335,658
 Walter Industries, Inc................................       10,100          115,140
 *#Warnaco Group, Inc..................................      777,900          451,182
 Warren Bancorp, Inc...................................       72,000          653,400
 *#Washington Group Intl., Inc.........................      575,900          593,177
 Washington Savings Bank FSB...........................       25,100           98,518
 *Waste Connections, Inc...............................      154,900        4,624,540
 *Waterlink, Inc.......................................      252,200           58,006
 Watsco, Inc. Class A..................................      336,900        4,716,600
 Watts Industries, Inc. Class A........................      310,300        4,933,770
 Wausau-Mosinee Paper Corp.............................      636,300        8,590,050
 Waypoint Financial Corp...............................      159,057        1,907,889
 *Webb Corp............................................      391,688       14,747,053
 *#Webb Interactive Services, Inc......................        6,600           22,143
 *Webco Industries, Inc................................       97,300          413,525
 Weider Nutrition International, Inc...................      166,500          407,925
 *Weirton Steel Corp...................................      767,400          798,096
 Wellco Enterprises, Inc...............................        4,800           43,920
 Wellman, Inc..........................................      716,200       12,189,724
 *#Wells-Gardner Electronics Corp......................       52,903          153,419
 Werner Enterprises, Inc...............................      671,337       13,329,396
 *West Marine, Inc.....................................      246,100        1,543,047
 West Pharmaceutical Services, Inc.....................      161,800        4,354,038
 Westaff, Inc..........................................       23,700           65,768
 Westbank Corp.........................................        1,400           11,550
 *Westcoast Hospitality Corp...........................      303,100        1,939,840
 Westcorp, Inc.........................................      524,475        9,461,529
 *Westell Technologies, Inc............................      496,300        1,039,749
 Western Ohio Financial Corp...........................       21,700          393,313
 *Western Power & Equipment Corp.......................        4,191            4,903
 *Weston (Roy F.), Inc. Class A........................      112,300          558,693
 *Wet Seal, Inc. Class A...............................       12,200          427,549
 Weyco Group, Inc......................................        2,400           56,460
 *WFS Financial, Inc...................................      224,100        5,630,513
 Whitney Holdings Corp.................................       33,200        1,388,424
 *#WHX Corp............................................      372,500          555,025
 *Wickes Lumber Co.....................................       96,600          422,625
 *Wild Oats Markets, Inc...............................      202,700        1,677,343
 *Williams Clayton Energy, Inc.........................       65,600        1,275,592
 *Williams Industries, Inc.............................        3,400           13,889
 *Willis Lease Finance Corp............................      114,700        1,399,914
 *Wilshire Financial Sevices Group, Inc................        2,092            4,707
 *Wilshire Oil Co. of Texas............................      119,490          470,791
 *Wink Communications, Inc.............................       84,000          391,020
 Winnebago Industries, Inc.............................       73,200        1,393,728
 *#Wire One Technologies, Inc..........................       27,800          150,259
 *Wireless WebConnect!, Inc............................        4,500            2,250
 *Wisconsin Central Transportation Corp................      410,400        6,802,380
 *Wiser Oil Co.........................................      170,575        1,501,060
 Wolohan Lumber Co.....................................       43,378          442,889
 *Wolverine Tube, Inc..................................      201,100        3,318,150
 Wolverine World Wide, Inc.............................       47,000          799,000
                                                            SHARES             VALUE+
                                                            ------             ------

 Woodhead Industries, Inc..............................      130,700   $    2,217,326
 Woodward Governor Co..................................       42,000        3,181,080
 *Workflow Management, Inc.............................        9,600           67,440
 *Workgroup Technology Corp............................       22,900           27,366
 World Fuel Services Corp..............................      177,295        2,198,458
 *Worldpages.com, Inc..................................      187,000          508,640
 Worthington Industries, Inc...........................       46,900          539,350
 *Wyndham International, Inc...........................      270,800          698,664
 *Xetel Corp...........................................      137,400          397,086
 *Xicor, Inc...........................................        9,100           63,473
 *Xtra Corp............................................      162,500        8,307,000
 Yardville National Bancorp............................       53,570          743,284
 *Yellow Corp..........................................      462,700        8,805,181
 *York Group, Inc......................................      135,800        1,355,284
 *Zany Brainy, Inc.....................................      164,605           54,320
 *#Zap.com Corp........................................        2,558              972
 *Zapata Corp..........................................       27,210          582,294
 Zenith National Insurance Corp........................      243,000        6,573,150
 Ziegler Co., Inc......................................        7,700          117,810
 *Zoltek Companies, Inc................................      145,900          847,679
 *#Zonagen, Inc........................................        3,600           10,350
 *#Zones, Inc..........................................      174,200          348,400
 *Zoran Corp...........................................       24,400          461,526
 *Zymetx, Inc..........................................       16,400           13,530
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,036,468,995)................................                 3,321,861,358
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Fidelity Federal Bancorp Rights 06/29/01.............        4,347                0
 *Safety Components International, Inc. Warrants
   04/10/03............................................        4,945                0
 *Union Acceptance Corp. Rights 06/12/01...............       67,900                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $71,204,719) to be
   repurchased at $70,158,541
   (Cost $70,151,000)..................................   $   70,151       70,151,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,106,619,995)++..............................                $3,392,012,358
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,106,780,420.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  3,392,012
Collateral for Securities Loaned............................        67,449
Receivables:
    Dividends and Interest..................................         2,653
    Investment Securities Sold..............................         2,699
Prepaid Expenses and Other Assets...........................             1
                                                              ------------
    Total Assets............................................     3,464,814
                                                              ------------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................        67,449
    Investment Securities Purchased.........................        67,583
    Fund Shares Redeemed....................................           887
Accrued Expenses and Other Liabilities......................           830
                                                              ------------
    Total Liabilities.......................................       136,749
                                                              ------------

NET ASSETS..................................................  $  3,328,065
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   192,801,980
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      17.26
                                                              ============

Investments at Cost.........................................  $  3,106,620
                                                              ============

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,895,119
Accumulated Net Investment Income (Loss)....................        11,930
Accumulated Net Realized Gain (Loss)........................       135,624
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       285,392
                                                              ------------
    Total Net Assets........................................  $  3,328,065
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends...............................................         $ 15,200
    Interest................................................            1,047
    Income From Securities Lending..........................            1,336
                                                                     --------
        Total Investment Income.............................           17,583
                                                                     --------

EXPENSES
    Investment Advisory Services............................            2,996
    Accounting & Transfer Agent Fees........................              552
    Custodian Fees..........................................              142
    Legal Fees..............................................               16
    Audit Fees..............................................               19
    Shareholders' Reports...................................               25
    Trustees' Fees and Expenses.............................               15
    Other...................................................               23
                                                                     --------
        Total Expenses......................................            3,788
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................           13,795
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Net Realized Gain (Loss) on Investment Securities Sold......          135,753
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          592,534
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          728,287
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $742,082
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   13,795        $   26,747
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            135,753           503,483
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            592,534          (330,548)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            742,082           199,682
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................             (4,084)          (26,344)
    Net Realized Gains......................................           (503,344)         (258,821)
                                                                     ----------        ----------
        Total Distributions.................................           (507,428)         (285,165)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            167,483           203,769
    Shares Issued in Lieu of Cash Distributions.............            504,403           280,411
    Shares Redeemed.........................................           (289,516)         (380,129)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            382,370           104,051
                                                                     ----------        ----------
        Total Increase (Decrease)...........................            617,024            18,568
NET ASSETS
    Beginning of Period.....................................          2,711,041         2,692,473
                                                                     ----------        ----------
    End of Period...........................................         $3,328,065        $2,711,041
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             10,733            11,825
    Shares Issued in Lieu of Cash Distributions.............             36,445            17,987
    Shares Redeemed.........................................            (19,019)          (22,089)
                                                                     ----------        ----------
                                                                         28,159             7,723
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2001           2000          1999          1998          1997          1996
                                     -----------    ----------    ----------    ----------    ----------    ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    16.47     $    17.16    $    17.26    $    21.10    $    16.58    $    14.02
                                     ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.07           0.16          0.14          0.14          0.15          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        3.83           0.97          1.38         (1.92)         5.23          2.88
                                     ----------     ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................        3.90           1.13          1.52         (1.78)         5.38          3.03
                                     ----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.03)         (0.16)        (0.14)        (0.16)        (0.12)        (0.15)
  Net Realized Gains...............       (3.08)         (1.66)        (1.48)        (1.90)        (0.74)        (0.32)
                                     ----------     ----------    ----------    ----------    ----------    ----------
  Total Distributions..............       (3.11)         (1.82)        (1.62)        (2.06)        (0.86)        (0.47)
                                     ----------     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    17.26     $    16.47    $    17.16    $    17.26    $    21.10    $    16.58
                                     ==========     ==========    ==========    ==========    ==========    ==========
Total Return.......................       28.32%#         7.29%         9.78%        (9.05)%       33.93%        22.14%

Net Assets, End of Period
  (thousands)......................  $3,328,065     $2,711,041    $2,692,473    $2,435,734    $2,224,268    $1,248,213
Ratio of Expenses to Average Net
  Assets...........................        0.25%*         0.25%         0.26%         0.26%         0.28%         0.29%
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....        0.92%*         0.92%         0.83%         0.78%         0.86%         1.11%
Portfolio Turnover Rate............          15%*           32%           29%           23%           25%           15%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

    Effective April 1, 2001, The U.S. 6-10 Value Series changed its name to The U.S. Small Cap Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $257,386
Sales.......................................................       353,841

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 943,005
Gross Unrealized Depreciation...............................       (657,773)
                                                                  ---------
    Net.....................................................      $(285,232)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line of credit were as follows:

           WEIGHTED              WEIGHTED            NUMBER OF          INTEREST         MAXIMUM AMOUNT
            AVERAGE            AVERAGE LOAN            DAYS             EXPENSE          BORROWED DURING
         INTEREST RATE           BALANCE            OUTSTANDING         INCURRED           THE PERIOD
         -------------         ------------         -----------         --------         ---------------
           6.92%                $9,490,600               5               $9,123            $15,069,000

    There were no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with JPMorgan Securities, and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2001, the market value of securities on loan to brokers was $29,407,963, the related collateral cash received was $67,448,690 and the value of collateral on overnight repurchase agreements was $69,583,566.